UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2024

Item 1. Report to Stockholders.

(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Palmer Square Income Plus Fund
Class I/PSYPX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class I/PSYPX)	$77	0.74%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.
For the 12-month period ended on June 30, 2024, the Palmer Square Income Plus Fund, Class I share, returned 8.78%. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 5.82%, while the broad based Bloomberg Aggregate Bond Index returned 2.63% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates but also some continued spread compression in Collateralized Loan Obligation (CLO) mezzanine tranches (debt tranches). On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration during a period of rising rates (10-Year Treasury yields increased during the trailing 12-months). For the quarter, CLO Debt (specifically CLO BBB and CLO BB/B holdings) provided the greatest positive contribution to performance. The Fund’s exposure in Investment Grade Corporate Bonds, Asset-Backed Securities (ABS), Treasury Bonds and High Yield Bonds also provided significant positive contributions.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Residential Mortgage-Backed Securities (RMBS), Commercial Mortgage-Backed Securities (CMBS) and Investment Grade Bank Loans provided the least positive contribution to performance.
CURRENT POSITIONING
The Fund made a few notable rotations in Q2 2024. We further reduced our position in IG Corporates as spreads tightened further into the bottom decile on a long-term historical basis. The proceeds were rotated into three key areas: (i) ABS due to more favorable relative value compared to IG Corporates, (ii) 3-5 year U.S. Treasuries following the widening in yields seen in 2Q24, and (iii) CLO AAA debt which still screens as cheap compared to corporates and agencies. Within the broader CLO allocation, while we increased the AAA exposure, we opted to allow the BBB/BB to decreased organically – not reinvesting called tranches in proportion to the fund size – given the extent of spread tightening seen in both primary and secondary markets.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Palmer Square Income Plus Fund (Class I/PSYPX)	8.78%	3.56%	3.30%
Bloomberg 1-3 year U.S. Corporate Index	5.82%	1.86%	1.97%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	1.35%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$906,982,477
Total number of portfolio holdings	407
Total advisory fee paid/(reimbursed)	$4,211,016
Portfolio turnover rate as of the end of the reporting period	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.000%, 1/15/2027	4.3%
United States Treasury Note, 4.000%, 1/31/2029	4.3%
United States Treasury Bill, 4.357%, 7/11/2024	1.5%
United States Treasury Bill, 4.955%, 8/8/2024	1.1%
United States Treasury Bill, 5.233%, 10/1/2024	1.1%
United States Treasury Bill, 5.286%, 12/5/2024	1.1%
United States Treasury Bill, 1.758%, 7/2/2024	1.0%
United States Treasury Bill, 5.174%, 9/5/2024	1.0%
United States Treasury Bill, 5.234%, 10/17/2024	1.0%
United States Treasury Bill, 5.258%, 11/14/2024	1.0%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

Palmer Square Income Plus Fund
Class T/PSTPX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Palmer Square Income Plus Fund (“Fund”) for the period of February 29, 2024 (commencement of operation) to June 30, 2024. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Income Plus Fund (Class T/PSTPX)[1]	$21	0.62%
[1]	Class T commenced operations on February 29, 2024. If Class T had been operational for the entire fiscal year of July 1, 2023 to June 30, 2024, expenses would have been higher.
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Income Plus Fund (the “Fund”) is income and capital appreciation. In seeking to achieve that investment objective, the Investment Team employs a flexible mandate to find the best relative value across corporate credit and structured credit. The Fund has also historically maintained low interest rate duration and high credit quality.
For the 12-month period ended on June 30, 2024, the Palmer Square Income Plus Fund, Class T share, returned 9.05%1. The Fund’s benchmark, the Bloomberg 1-3 Year U.S. Corporate Index, returned 5.82%, while the broad based Bloomberg Aggregate Bond Index returned 2.63% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
The positive absolute performance for the 12-month period was driven mostly by current income from the Fund’s floating rate exposure to high base rates but also some continued spread compression in Collateralized Loan Obligation (CLO) mezzanine tranches (debt tranches). On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration during a period of rising rates (10-Year Treasury yields increased during the trailing 12-months). For the quarter, CLO Debt (specifically CLO BBB and CLO BB/B holdings) provided the greatest positive contribution to performance. The Fund’s exposure in Investment Grade Corporate Bonds, Asset-Backed Securities (ABS), Treasury Bonds and High Yield Bonds also provided significant positive contributions.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Residential Mortgage-Backed Securities (RMBS), Commercial Mortgage-Backed Securities (CMBS) and Investment Grade Bank Loans provided the least positive contribution to performance.
CURRENT POSITIONING
The Fund made a few notable rotations in Q2 2024. We further reduced our position in IG Corporates as spreads tightened further into the bottom decile on a long-term historical basis. The proceeds were rotated into three key areas: (i) ABS due to more favorable relative value compared to IG Corporates, (ii) 3-5 year U.S. Treasuries following the widening in yields seen in 2Q24, and (iii) CLO AAA debt which still screens as cheap compared to to corporates and agencies. Within the broader CLO allocation, while we increased the AAA exposure, we opted to allow the BBB/BB to decreased organically – not reinvesting called tranches in proportion to the fund size – given the extent of spread tightening seen in both primary and secondary markets.
1Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $5,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $5,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years[1]
Palmer Square Income Plus Fund (Class T/PSTPX)[1]	9.05%	3.74%	3.46%
Bloomberg 1-3 year U.S. Corporate Index	5.82%	1.86%	1.97%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	1.35%
[1]
Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$906,982,477
Total number of portfolio holdings	407
Total advisory fee paid/(reimbursed)	$4,211,016
Portfolio turnover rate as of the end of the reporting period	109%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.000%, 1/15/2027	4.3%
United States Treasury Note, 4.000%, 1/31/2029	4.3%
United States Treasury Bill, 4.357%, 7/11/2024	1.5%
United States Treasury Bill, 4.955%, 8/8/2024	1.1%
United States Treasury Bill, 5.233%, 10/1/2024	1.1%
United States Treasury Bill, 5.286%, 12/5/2024	1.1%
United States Treasury Bill, 1.758%, 7/2/2024	1.0%
United States Treasury Bill, 5.174%, 9/5/2024	1.0%
United States Treasury Bill, 5.234%, 10/17/2024	1.0%
United States Treasury Bill, 5.258%, 11/14/2024	1.0%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/income-plus-fund-psypx-pstpx. You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

Palmer Square Ultra-Short Duration Investment Grade Fund
PSDSX
ANNUAL SHAREHOLDER REPORT | June 30, 2024
This annual shareholder report contains important information about the Palmer Square Ultra-Short Duration Investment Grade Fund (“Fund”) for the period of July 1, 2023 to June 30, 2024. You can find additional information about the Fund at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	$52	0.50%
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
As a refresher, the investment objective of the Palmer Square Ultra-Short Duration Investment Grade Fund (the “Fund”) is to seek income. A secondary objective of the Fund is to seek capital appreciation. The Fund is invested primarily in a broad universe of credit such as fixed and floating rate investment grade corporate bonds and notes, collateralized loan obligations (“CLOs”), traditional asset-backed securities (“ABS”), and commercial paper. We believe our portfolio presents an ultra-short duration income alternative for investors targeting potential yield, capital preservation, and low volatility.
For the 12-month period ended on June 30, 2024, the Palmer Square Ultra-Short Duration Investment Grade Fund returned 6.19%. The Fund’s benchmark, the ICE BofA ML U.S. Treasury Bill Index, returned 5.43%, while the broad based Bloomberg Aggregate Bond Index returned 2.63% over the same time period.
TOP PERFORMANCE CONTRIBUTORS
On a relative basis, the Fund had another solid fiscal year given its high current income and low interest rate duration during a period of rising rates (10-Year Treasury yields increased during the trailing 12-months). For the quarter, CLO Debt provided the greatest positive contribution to performance. The Fund’s exposure in ABS, Investment Grade Corporate Bonds and Treasury Bills also provided significant positive contributions.
TOP PERFORMANCE DETRACTORS
Each of the Fund’s sector allocations provided a positive contribution to performance. Holdings within Bank Loans and MBS as well as cash provided the least positive contribution to performance.
CURRENT POSITIONING
We believe the Fund has solid diversification across both corporate and structured credit. The four main tools we have utilized to do this include investment grade corporate bonds, commercial paper, traditional asset-backed securities, and CLO debt.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $250,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	Since Inception[1]
Palmer Square Ultra-Short Duration Investment Grade Fund (PSDSX)	6.19%	2.21%	2.14%
ICE BofAML 3-Month U.S. Treasury Bill	5.43%	2.17%	1.93%
Bloomberg Aggregate Bond Index	2.63%	-0.23%	0.75%
[1]	Palmer Square Ultra-Short Duration Investment Grade Fund commenced operations on October 7, 2016.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$86,126,714
Total number of portfolio holdings	131
Total advisory fee paid/(reimbursed)	$130,551
Portfolio turnover rate as of the end of the reporting period	123%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term money market holdings, if any. Interest rates presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Bonds held by the Fund.
Top Ten Holdings
Voya CLO Ltd., Series 2018-3A, Class A1R2, 6.529%, 10/15/2031	2.3%
United States Treasury Bill, 5.119%, 8/22/2024	2.0%
Flatiron CLO Ltd., Series 2019-1A, Class AR, 6.668%, 11/16/2034	1.7%
United States Treasury Bill, 5.234%, 10/17/2024	1.7%
Generate CLO Ltd., Series 2A, Class AR, 6.736%, 1/22/2031	1.6%
CBAM 2018-6 Ltd., Series 2018-6A, Class A1R, 6.860%, 1/15/2031	1.5%
Rad CLO Ltd., Series 2018-2A, Class AR, 6.670%, 10/15/2031	1.5%
Carbone Clo Ltd., Series 2017-1A, Class A1, 6.726%, 1/20/2031	1.5%
United States Treasury Bill, 1.758%, 7/2/2024	1.5%
United States Treasury Bill, 4.702%, 7/18/2024	1.4%
Asset Allocation
Sector Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.palmersquarefunds.com/funds/ultra-short-duration-investment-grade-fund-psdsx. You can also request this information by contacting us at (800) 736-1145.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 736-1145 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Fund's distributor.

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-736-1145.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Palmer Square Funds	FYE 6/30/2024	FYE 6/30/2023
(a)	Audit Fees	$53,200	$51,600
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,600	$5,600
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Palmer Square Funds	FYE 6/30/2024	FYE 6/30/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Palmer Square Funds	FYE 6/30/2024	FYE 6/30/2023
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Palmer Square Income Plus Fund
Class I (Ticker: PSYPX)
Class T (Ticker: PSTPX)

Palmer Square Ultra-Short Duration Investment Grade Fund
(Ticker: PSDSX)

ANNUAL FINANCIALS AND OTHER INFORMATION
JUNE 30, 2024

Palmer Square Funds

Each a series of Investment Managers Series Trust

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Palmer Square Income Plus Fund	1
Palmer Square Ultra-Short Duration Investment Grade Fund	26
Statements of Assets and Liabilities	35
Statements of Operations	37
Statements of Changes in Net Assets	39
Financial Highlights	41
Notes to Financial Statements	44
Report of Independent Registered Public Accounting Firm	60

This report and the financial statements contained herein are provided for the general information of the shareholders of the Palmer Square Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.palmersquarefunds.com

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

Principal Amount[1]		Value
	BANK LOANS — 8.6%
1,984,716	1011778 BC ULC 7.094% (1-Month Term SOFR+175 basis points), 9/23/2030[2,3,4,5]	$1,982,206
1,031,579	AAdvantage Loyalty IP Ltd. 10.336% (3-Month Term SOFR+475 basis points), 4/20/2028[2,3,4,5]	1,067,039
1,899,721	Ali Group North America Corp. 7.444% (1-Month Term SOFR+200 basis points), 7/23/2029[2,3,4]	1,909,391
1,467,080	Allspring Buyer LLC 8.887% (3-Month Term SOFR+325 basis points), 11/1/2028[2,3,4]	1,465,767
1,995,014	American Builders & Contractors Supply Co., Inc. 7.329% (1-Month Term SOFR+200 basis points), 1/31/2031[2,3,4]	2,001,508
1,648,703	AmWINS Group, Inc. 7.694% (1-Month Term SOFR+225 basis points), 2/22/2028[2,3,4]	1,649,346
2,000,000	Aramark Services, Inc. 7.329% (1-Month Term SOFR+200 basis points), 4/6/2028[2,3,4]	2,005,420
1,984,536	Asplundh Tree Expert LLC 7.179% (1-Month Term SOFR+175 basis points), 9/7/2027[2,3,4]	1,988,257
1,994,859	Belron Finance U.S. LLC 7.514% (1-Month Term SOFR+200 basis points), 4/28/2028[2,3,4]	1,999,427
1,985,000	Berry Global, Inc. 7.191% (1-Month Term SOFR+175 basis points), 7/2/2029[2,3,4]	1,988,424
900,000	Boost Newco Borrower, LLC 8.309% (1-Month Term SOFR+300 basis points), 1/31/2031[2,3,4]	902,376
995,000	Calpine Construction Finance Co. LP 7.579% (1-Month Term SOFR+225 basis points), 7/31/2030[2,3,4]	993,075
1,745,524	CCC Intelligent Solutions, Inc. 7.680% (1-Month Term SOFR+225 basis points), 9/21/2028[2,3,4]	1,748,256
1,048,260	Centuri Group, Inc. 7.944% (1-Month Term SOFR+250 basis points), 8/28/2028[2,3,4]	1,049,717
994,778	Charter Communications Operating LLC 7.052% (1-Month Term SOFR+175 basis points), 2/1/2027[2,3,4]	994,684
995,100	Citadel Securities LP 7.579% (1-Month Term SOFR+225 basis points), 7/29/2030[2,3,4]	999,080
1,931,602	Constellation Renewables LLC 8.109% (3-Month USD Libor+275 basis points), 12/15/2027[2,3,4]	1,937,899
1,414,286	EFS Cogen Holdings I LLC 9.080% (3-Month Term SOFR+350 basis points), 10/1/2027[2,3,4]	1,420,374
1,983,339	Elanco Animal Health, Inc. 7.179% (1-Month Term SOFR+175 basis points), 8/2/2027[2,3,4]	1,978,539
2,432,330	Entain Holdings Gibraltar Ltd. 7.909% (3-Month Term SOFR+250 basis points), 3/16/2027[2,3,4,5]	2,439,068
1,984,670	FleetCor Technologies Operating Co. LLC 7.179% (1-Month Term SOFR+175 basis points), 5/1/2028[2,3,4]	1,988,114
1,691,500	Flutter Financing B.V. 7.659% (1-Month Term SOFR+225 basis points), 11/29/2030[2,3,4,5]	1,694,502
1

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,488,372	Froneri US, Inc. 7.679% (1-Month Term SOFR+225 basis points), 2/1/2027[2,3,4]	$1,489,220
1,825,000	Gates Global LLC 2.310% (1-Month Term SOFR+225 basis points), 6/4/2031[2,3,4,6,7]	1,830,028
1,229,454	Go Daddy Operating Co. LLC 7.329% (1-Month Term SOFR+200 basis points), 11/13/2029[2,3,4]	1,232,694
1,488,520	Great Outdoors Group LLC 9.194% (1-Month Term SOFR+375 basis points), 3/6/2028[2,3,4]	1,489,146
1,984,615	Hudson River Trading LLC 8.442% (1-Month Term SOFR+300 basis points), 3/20/2028[2,3,4]	1,986,729
1,745,625	Installed Building Products, Inc. 7.329% (1-Month Term SOFR+200 basis points), 3/28/2031[2,3,4]	1,760,349
1,378,808	Iridium Satellite LLC 7.579% (1-Month Term SOFR+225 basis points), 9/20/2030[2,3,4]	1,378,904
1,492,500	Iron Mountain, Inc. 7.579% (1-Month Term SOFR+225 basis points), 1/31/2031[2,3,4]	1,488,142
1,658,142	Jane Street Group LLC 7.942% (1-Month Term SOFR+250 basis points), 1/26/2028[2,3,4]	1,658,565
997,500	KBR, Inc. 7.579% (1-Month Term SOFR+225 basis points), 1/17/2031[2,3,4]	1,003,360
1,820,438	Light & Wonder International, Inc. 8.080% (1-Month Term SOFR+275 basis points), 4/16/2029[2,3,4]	1,823,532
1,825,000	MIWD Holdco II LLC 8.844% (1-Month Term SOFR+350 basis points), 3/28/2031[2,3,4]	1,838,313
1,340,744	MKS Instruments, Inc. 7.828% (1-Month Term SOFR+250 basis points), 8/17/2029[2,3,4]	1,343,814
1,255,864	NAB Holdings LLC 8.209% (1-Month Term SOFR+275 basis points), 11/24/2028[2,3,4]	1,257,434
1,990,000	Nuvei Technologies Corp. 8.416% (1-Month Term SOFR+300 basis points), 12/19/2030[2,3,4,5]	1,994,796
504,361	Option Care Health, Inc. 7.579% (1-Month Term SOFR+275 basis points), 10/27/2028[2,3,4]	508,353
1,492,405	Perrigo Investments LLC 7.679% (1-Month Term SOFR+225 basis points), 4/20/2029[2,3,4]	1,491,472
1,350,000	Pike Corp. 8.444% (1-Month Term SOFR+300 basis points), 1/21/2028[2,3,4]	1,354,502
1,500,000	Plastipak Packaging, Inc. 7.929% (1-Month Term SOFR+250 basis points), 12/1/2028[2,3,4]	1,504,583
1,979,291	SBA Senior Finance II LLC 7.350% (1-Month Term SOFR+200 basis points), 1/27/2031[2,3,4]	1,983,784
1,495,583	SkyMiles IP Ltd. 8.558% (3-Month Term SOFR+375 basis points), 10/20/2027[2,3,4,5]	1,533,563
573,559	Smyrna Ready Mix Concrete LLC 8.844% (1-Month Term SOFR+350 basis points), 4/2/2029[2,3,4]	577,144
2

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BANK LOANS (Continued)
1,883,100	SS&C Technologies, Inc. 7.326% (1-Month Term SOFR+200 basis points), 5/9/2031[2,3,4]	$1,887,978
2,487,500	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	2,492,301
748,125	Vistra Zero Operating Co LLC 8.075% (1-Month Term SOFR+275 basis points), 4/30/2031[2,3,4]	752,520
994,898	Walker & Dunlop, Inc. 7.679% (1-Month Term SOFR+225 basis points), 12/18/2028[2,3,4]	994,898
1,500,000	WhiteWater DBR HoldCo LLC 8.063% (1-Month Term SOFR+275 basis points), 3/3/2031[2,3,4]	1,504,928
1,996,399	WMG Acquisition Corp. 7.329% (1-Month Term SOFR+200 basis points), 1/24/2031[2,3,4]	2,002,328
	TOTAL BANK LOANS (Cost $78,054,834)	78,365,849
	BONDS — 91.5%
	ASSET-BACKED SECURITIES — 53.9%
6,250,000	522 Funding CLO Ltd. Series 2019-5A, Class AR, 6.659% (3-Month Term SOFR+133 basis points), 4/15/2035[3,4,8]	6,256,068
1,500,000	Series 2019-5A, Class ER, 12.089% (3-Month Term SOFR+676 basis points), 4/15/2035[3,4,8]	1,485,536
1,750,000	AIMCO CLO Ltd. Series 2017-AA, Class AR, 6.636% (3-Month Term SOFR+131.16 basis points), 4/20/2034[3,4,8]	1,753,105
2,500,000	Series 2022-18A, Class D, 10.175% (3-Month Term SOFR+485 basis points), 7/20/2035[3,4,8]	2,500,000
1,250,000	Series 2024-22A, Class E, 11.827% (3-Month Term SOFR+650 basis points), 4/19/2037[3,4,8]	1,282,704
1,000,000	Series 2019-10A, Class ARR, 6.741% (3-Month Term SOFR+141 basis points), 7/22/2037[3,4,8]	1,000,003
3,179,685	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	3,181,478
5,300,000	American Express Credit Account Master Trust Series 2021-1, Class A, 0.900%, 11/15/2026[3]	5,207,695
6,800,000	Series 2022-2, Class A, 3.390%, 5/15/2027[3]	6,680,116
5,250,000	Series 2022-3, Class A, 3.750%, 8/15/2027[3]	5,157,358
3,250,000	Anchorage Capital CLO Ltd. Series 2018-10A, Class BR, 0.000% (3-Month Term SOFR+170 basis points), 10/15/2031[3,4,8]	3,250,000
1,500,000	Series 2018-10A, Class CR, 0.000% (3-Month Term SOFR+205 basis points), 10/15/2031[3,4,8]	1,500,000
3

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
2,000,000	Anchorage Credit Funding Ltd. Series 2016-3A, Class BR, 3.471%, 1/28/2039[3,8]	$1,805,150
1,500,000	Annisa CLO Series 2016-2A, Class DR, 8.586% (3-Month Term SOFR+326.16 basis points), 7/20/2031[3,4,8]	1,504,147
2,500,000	Apidos CLO Series 2017-28A, Class C, 8.086% (3-Month Term SOFR+276.16 basis points), 1/20/2031[3,4,8]	2,490,220
1,578,000	Series 2013-15A, Class ERR, 11.286% (3-Month Term SOFR+596.16 basis points), 4/20/2031[3,4,8]	1,585,163
1,500,000	Series XXXA, Class C, 8.589% (3-Month Term SOFR+326.16 basis points), 10/18/2031[3,4,8]	1,495,850
1,000,000	Series 2023-45A, Class E, 13.724% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,8]	1,045,465
676,628	Ares CLO Ltd. Series 2016-40A, Class A1RR, 6.460% (3-Month Term SOFR+113.16 basis points), 1/15/2029[3,4,8]	677,173
1,000,000	Series 2015-38A, Class DR, 8.086% (3-Month Term SOFR+276.16 basis points), 4/20/2030[3,4,8]	1,003,563
4,000,000	Series 2015-2A, Class AR3, 6.637% (3-Month Term SOFR+132 basis points), 4/17/2033[3,4,8]	4,010,739
1,750,000	ASSURANT CLO Ltd. Series 2017-1A, Class ER, 12.786% (3-Month Term SOFR+746.16 basis points), 10/20/2034[3,4,8]	1,699,956
769,600	Atrium Series 9A, Class DR, 9.198% (3-Month Term SOFR+386.16 basis points), 5/28/2030[3,4,8]	771,075
1,250,000	Ballyrock CLO Ltd. Series 2019-1A, Class DR, 12.340% (3-Month Term SOFR+701.16 basis points), 7/15/2032[3,4,8]	1,255,154
1,000,000	Barings CLO Ltd. Series 2017-1A, Class E, 11.589% (3-Month Term SOFR+626.16 basis points), 7/18/2029[3,4,8]	1,004,854
1,000,000	Series 2018-2A, Class C, 8.290% (3-Month Term SOFR+296.16 basis points), 4/15/2030[3,4,8]	1,003,302
2,482,529	Series 2015-IA, Class AR, 6.576% (3-Month Term SOFR+125.16 basis points), 1/20/2031[3,4,8]	2,484,390
1,000,000	Series 2020-4A, Class D1, 9.286% (3-Month Term SOFR+396.16 basis points), 1/20/2032[3,4,8]	1,003,374
3,500,000	Barings Euro CLO DAC Series 2015-1X, Class DRR, 7.532% (3-Month Euribor+365 basis points), 7/25/2035[3,4]	3,624,165
4

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	Battalion CLO Ltd. Series 2016-10A, Class CR2, 9.035% (3-Month Term SOFR+371.16 basis points), 1/25/2035[3,4,8]	$1,934,021
48,307	Bear Stearns ARM Trust Series 2004-3, Class 1A3, 5.277%, 7/25/2034[3,9]	43,496
1,850,000	Benefit Street Partners CLO Ltd. Series 2017-12A, Class C, 8.640% (3-Month Term SOFR+331.16 basis points), 10/15/2030[3,4,8]	1,856,922
1,750,000	Series 2015-8A, Class CR, 8.336% (3-Month Term SOFR+301.16 basis points), 1/20/2031[3,4,8]	1,757,603
500,000	Series 2018-14A, Class E, 10.936% (3-Month Term SOFR+561.16 basis points), 4/20/2031[3,4,8]	496,847
1,850,000	Series 2019-18A, Class A1R, 6.760% (3-Month Term SOFR+143.16 basis points), 10/15/2034[3,4,8]	1,852,101
750,000	Series 2020-21A, Class ER, 12.290% (3-Month Term SOFR+696.16 basis points), 10/15/2034[3,4,8]	753,273
1,000,000	Series 2019-18A, Class ER, 12.340% (3-Month Term SOFR+701.16 basis points), 10/15/2034[3,4,8]	1,007,443
1,000,000	Series 2021-24A, Class E, 12.196% (3-Month Term SOFR+687.16 basis points), 10/20/2034[3,4,8]	1,007,001
2,000,000	BlueMountain CLO Ltd. Series 2015-3A, Class A2R, 7.086% (3-Month Term SOFR+176.16 basis points), 4/20/2031[3,4,8]	2,003,830
1,750,000	Series 2020-29A, Class D2R, 9.835% (3-Month Term SOFR+451.16 basis points), 7/25/2034[3,4,8]	1,737,867
883,000	BMW Vehicle Lease Trust Series 2023-2, Class A3, 5.990%, 9/25/2026[3]	887,268
450,000	BofA Auto Trust Series 2024-1A, Class A3, 5.350%, 11/15/2028[3,8]	451,644
1,000,000	Bryant Park Funding Ltd. Series 2024-23A, Class E, 12.057% (3-Month Term SOFR+673 basis points), 5/15/2037[3,4,8]	999,171
6,133,000	Capital One Prime Auto Receivables Trust Series 2022-2, Class A3, 3.660%, 5/17/2027[3]	6,038,178
1,500,000	Carlyle Global Market Strategies CLO Ltd. Series 2012-3A, Class BR2, 7.790% (3-Month Term SOFR+246.16 basis points), 1/14/2032[3,4,8]	1,503,952
1,091,422	CarMax Auto Owner Trust Series 2023-1, Class A2A, 5.230%, 1/15/2026[3]	1,091,047
845,869	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	837,023
5

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,000,000	CBAM Ltd. Series 2018-6A, Class B2R, 7.690% (3-Month Term SOFR+236.16 basis points), 1/15/2031[3,4,8]	$2,002,565
1,000,000	Series 2017-4A, Class D, 8.190% (3-Month Term SOFR+286.16 basis points), 1/15/2031[3,4,8]	1,001,291
2,800,000	CIFC European Funding CLO Series 3X, Class D, 7.506% (3-Month Euribor+360 basis points), 1/15/2034[3,4]	3,013,590
857,876	CIFC Funding Ltd. Series 2015-3A, Class AR, 6.458% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,8]	858,434
1,530,497	Series 2014-2RA, Class A1, 6.635% (3-Month Term SOFR+131.16 basis points), 4/24/2030[3,4,8]	1,532,160
1,000,000	Series 2018-2A, Class D, 11.436% (3-Month Term SOFR+611.16 basis points), 4/20/2031[3,4,8]	1,003,491
3,685,001	Series 2013-3RA, Class A1, 6.565% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,8]	3,688,996
1,000,000	Series 2018-4A, Class C, 8.529% (3-Month Term SOFR+321.16 basis points), 10/17/2031[3,4,8]	1,002,571
1,000,000	Series 2018-4A, Class D, 11.479% (3-Month Term SOFR+616.16 basis points), 10/17/2031[3,4,8]	1,002,779
1,250,000	Series 2018-5A, Class D, 11.740% (3-Month Term SOFR+641.16 basis points), 1/15/2032[3,4,8]	1,255,172
1,900,000	Series 2019-1A, Class AR, 6.686% (3-Month Term SOFR+136.16 basis points), 4/20/2032[3,4,8]	1,910,900
1,000,000	Series 2019-1A, Class DR, 8.686% (3-Month Term SOFR+336.16 basis points), 4/20/2032[3,4,8]	1,005,441
253,877	Citizens Auto Receivables Trust Series 2024-1, Class A1, 5.616%, 1/15/2025[3,8]	253,894
3,575,000	Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,8]	3,571,257
4,500,000	Series 2024-1, Class A3, 5.110%, 4/17/2028[3,8]	4,488,457
5,181,791	COLT Mortgage Loan Trust Series 2021-4, Class A1, 1.397%, 10/25/2066[3,8,9]	4,260,194
5,180,748	Series 2022-1, Class A1, 2.284%, 12/27/2066[3,8,9]	4,519,462
1,000,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 8.186% (3-Month Term SOFR+286.16 basis points), 1/20/2030[3,4,8]	1,001,256
800,000	Series 2017-1A, Class D, 9.316% (3-Month Term SOFR+399.16 basis points), 4/20/2030[3,4,8]	801,016
750,000	Series 2016-1A, Class DR, 8.938% (3-Month Term SOFR+361.16 basis points), 10/23/2031[3,4,8]	747,596
6

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,250,000	Dartry Park CLO DAC Series 1X, Class CRR, 7.214% (3-Month Euribor+335 basis points), 1/28/2034[3,4]	$2,391,987
5,000,000	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,8]	5,005,105
600,000	Denali Capital CLO Ltd. Series 2016-1A, Class DR, 8.340% (3-Month Term SOFR+301.16 basis points), 4/15/2031[3,4,8]	598,079
1,262,053	Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.510% (3-Month Term SOFR+118.16 basis points), 10/15/2030[3,4,8]	1,262,924
1,037,494	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,8]	1,035,640
2,778,048	Dryden CLO Ltd. Series 2018-57A, Class A, 6.594% (3-Month Term SOFR+127.16 basis points), 5/15/2031[3,4,8]	2,779,383
1,000,000	Series 2018-57A, Class D, 8.134% (3-Month Term SOFR+281.16 basis points), 5/15/2031[3,4,8]	984,365
5,500,000	Series 2019-80A, Class AR, 6.567% (3-Month Term SOFR+125 basis points), 1/17/2033[3,4,8]	5,503,734
1,500,000	Series 2020-77A, Class ER, 11.457% (3-Month Term SOFR+613.16 basis points), 5/20/2034[3,4,8]	1,422,948
1,000,000	Series 2020-86A, Class DR, 8.779% (3-Month Term SOFR+346.16 basis points), 7/17/2034[3,4,8]	995,039
2,000,000	Series 2019-76A, Class DR, 8.886% (3-Month Term SOFR+356.16 basis points), 10/20/2034[3,4,8]	1,990,092
1,500,000	Dryden Euro CLO Series 2021-91X, Class D, 8.754% (3-Month Euribor+485 basis points), 4/18/2035[3,4]	1,614,114
2,000,000	Series 2021-103X, Class B2, 7.500%, 1/19/2036[3]	2,173,217
536,880	Dryden Senior Loan Fund Series 2013-30A, Class AR, 6.404% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,8]	537,612
3,947,659	Series 2014-36A, Class AR3, 6.610% (3-Month Term SOFR+128.16 basis points), 4/15/2029[3,4,8]	3,950,817
1,500,000	Series 2017-49A, Class DR, 8.989% (3-Month Term SOFR+366.16 basis points), 7/18/2030[3,4,8]	1,499,443
1,000,000	Series 2015-41A, Class DR, 8.190% (3-Month Term SOFR+286.16 basis points), 4/15/2031[3,4,8]	985,720
2,469,015	Series 2015-40A, Class AR2, 6.472% (3-Month Term SOFR+115 basis points), 8/15/2031[3,4,8]	2,470,092
7

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,500,000	Eaton Vance CLO Ltd. Series 2015-1A, Class DR, 8.086% (3-Month Term SOFR+276.16 basis points), 1/20/2030[3,4,8]	$1,498,941
250,000	Series 2014-1RA, Class E, 11.290% (3-Month Term SOFR+596.16 basis points), 7/15/2030[3,4,8]	242,553
2,250,000	Series 2013-1A, Class D3R, 12.390% (3-Month Term SOFR+706.16 basis points), 1/15/2034[3,4,8]	2,262,983
1,000,000	Series 2020-2A, Class ER, 12.090% (3-Month Term SOFR+676.16 basis points), 1/15/2035[3,4,8]	1,006,568
4,305,397	Ellington Financial Mortgage Trust Series 2021-2, Class A1, 0.931%, 6/25/2066[3,8,9]	3,519,985
4,514,432	Series 2021-3, Class A1, 1.241%, 9/25/2066[3,8,9]	3,603,357
1,750,000	Elmwood CLO Ltd. Series 2019-3A, Class A1RR, 6.701% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,8]	1,749,987
5,000,000	Series 2020-3A, Class ARR, 6.705% (3-Month Term SOFR+138 basis points), 7/18/2037[3,4,8]	5,000,000
2,212,949	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	2,215,047
1,000,000	Flatiron CLO Ltd. Series 2020-1A, Class ER, 11.731% (3-Month Term SOFR+645 basis points), 5/20/2036[3,4,8]	999,779
1,000,000	Series 2023-2A, Class E, 13.035% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,8]	1,042,050
3,350,000	Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A, 2.440%, 9/15/2026[3] Galaxy CLO Ltd.	3,327,528
3,745,392	Series 2015-19A, Class A1RR, 6.535% (3-Month Term SOFR+121.16 basis points), 7/24/2030[3,4,8]	3,751,563
1,844,377	Series 2013-15A, Class ARR, 6.560% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,8]	1,845,576
1,000,000	Series 2023-32A, Class E, 12.655% (3-Month Term SOFR+733 basis points),10/20/2036[3,4,8]	1,042,602
1,000,000	Generate CLO Ltd. Series 9A, Class E, 12.436% (3-Month Term SOFR+711.16 basis points), 10/20/2034[3,4,8]	1,005,439
1,750,000	Series 6A, Class DR, 9.086% (3-Month Term SOFR+376.16 basis points), 1/22/2035[3,4,8]	1,757,613
1,500,000	Gilbert Park CLO Ltd. Series 2017-1A, Class E, 11.990% (3-Month Term SOFR+666.16 basis points), 10/15/2030[3,4,8]	1,510,220
8

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
2,250,000	GM Financial Automobile Leasing Trust Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	$2,245,639
4,850,000	Series 2023-2, Class A3, 5.050%, 7/20/2026[3]	4,833,219
6,375,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	6,347,785
1,936,740	GM Financial Consumer Automobile Receivables Trust Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	1,931,842
1,572,097	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	1,570,777
894,534	Series 2021-4, Class A3, 0.680%, 9/16/2026[3]	873,842
4,150,000	Series 2023-3, Class A3, 5.450%, 6/16/2028[3]	4,165,064
1,000,000	GoldenTree Loan Management EUR CLO DAC Series 5X, Class E, 9.147% (3-Month Euribor+525 basis points), 4/20/2034[3,4]	1,080,616
500,000	GoldenTree Loan Management U.S. CLO Ltd. Series 2020-7A, Class FR, 13.336% (3-Month Term SOFR+801.16 basis points), 4/20/2034[3,4,8]	500,581
1,000,000	Series 2021-10A, Class F, 13.376% (3-Month Term SOFR+805.16 basis points), 7/20/2034[3,4,8]	993,782
2,000,000	Golub Capital Partners CLO Ltd. Series 2024-74A, Class A, 6.815% (3-Month Term SOFR+150 basis points), 7/25/2037[3,4,8]	2,002,849
1,000,000	Golub Capital Partners Static Ltd. Series 2024-1A, Class E, 11.827% (3-Month Term SOFR+650 basis points), 4/20/2033[3,4,8]	1,002,223
1,900,000	Greenwood Park CLO Ltd. Series 2018-1A, Class D, 8.090% (3-Month Term SOFR+276.16 basis points), 4/15/2031[3,4,8]	1,904,016
384,284	Grippen Park CLO Ltd. Series 2017-1A, Class A, 6.846% (3-Month Term SOFR+152.16 basis points), 1/20/2030[3,4,8]	384,666
830,000	Series 2017-1A, Class E, 11.286% (3-Month Term SOFR+596.16 basis points), 1/20/2030[3,4,8]	834,800
2,811,425	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	2,815,282
5,000,000	Series 2024-A, Class A3, 5.370%, 3/15/2029[3]	5,024,780
1,000,000	Harvest CLO DAC Series 16A, Class B1RR, 5.206% (3-Month Euribor+130 basis points), 10/15/2031[3,4,8]	1,064,316
1,000,000	Highbridge Loan Management Ltd. Series 5A-2015, Class DRR, 8.740% (3-Month Term SOFR+341.16 basis points), 10/15/2030[3,4,8]	984,960
9

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
4,500,000	Honda Auto Receivables Owner Trust Series 2024-2, Class A3, 5.270%, 11/20/2028[3]	$4,515,313
4,500,000	Series 2023-3, Class A4, 5.300%, 12/18/2029[3]	4,517,257
1,250,000	HPS Loan Management Ltd. Series 13A-18, Class DR, 8.281% (3-Month Term SOFR+295 basis points), 10/15/2030[3,4,8]	1,250,030
2,625,000	Series 6A-2015, Class CR, 8.098% (3-Month Term SOFR+276.16 basis points), 2/5/2031[3,4,8]	2,627,821
2,250,000	Series 15A-19, Class ER, 12.125% (3-Month Term SOFR+680 basis points), 1/22/2035[3,4,8]	2,260,843
5,297,982	Hyundai Auto Lease Securitization Trust Series 2024-A, Class A2A, 5.150%, 6/15/2026[3,8]	5,283,216
4,500,000	Series 2024-B, Class A3, 5.410%, 5/17/2027[3,8]	4,512,492
874,338	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	860,092
4,381,000	Series 2023-C, Class A3, 5.540%, 10/16/2028[3]	4,410,090
1,000,000	Invesco CLO Ltd. Series 2022-3A, Class D, 10.325% (3-Month Term SOFR+500 basis points), 10/22/2035[3,4,8]	1,010,929
2,311,746	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	2,309,747
1,064,316	KKR CLO Ltd. Series 18, Class AR, 6.529% (3-Month Term SOFR+120.16 basis points), 7/18/2030[3,4,8]	1,065,873
750,000	LCM LP Series 18A, Class DR, 8.386% (3-Month Term SOFR+306.16 basis points), 4/20/2031[3,4,8]	731,446
1,542,494	LCM Ltd. Series 24A, Class AR, 6.566% (3-Month Term SOFR+124.16 basis points), 3/20/2030[3,4,8]	1,543,932
1,000,000	Magnetite Ltd. Series 2015-15A, Class ER, 10.785% (3-Month Term SOFR+546.16 basis points), 7/25/2031[3,4,8]	1,005,779
500,000	Series 2015-12A, Class ER, 11.270% (3-Month Term SOFR+594.16 basis points), 10/15/2031[3,4,8]	494,587
1,000,000	Series 2020-25A, Class E, 11.935% (3-Month Term SOFR+661.16 basis points), 1/25/2032[3,4,8]	1,009,962
8,261,000	Mercedes-Benz Auto Lease Trust Series 2023-A, Class A3, 4.740%, 1/15/2027[3]	8,203,561
1,750,000	Series 2024-A, Class A3, 5.320%, 1/18/2028[3]	1,756,281
10

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,811,221	Milos CLO Ltd. Series 2017-1A, Class AR, 6.656% (3-Month Term SOFR+133.16 basis points), 10/20/2030[3,4,8]	$1,812,504
2,500,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2022-16A, Class E, 12.179% (3-Month Term SOFR+685 basis points), 4/15/2035[3,4,8]	2,512,142
1,000,000	Series 2022-17A, Class E, 13.225% (3-Month Term SOFR+790 basis points), 7/20/2035[3,4,8]	1,015,022
500,000	Series 2022-18A, Class E, 13.825% (3-Month Term SOFR+850 basis points), 10/20/2035[3,4,8]	511,297
1,500,000	Mountain View CLO Ltd. Series 2019-1A, Class DR, 9.530% (3-Month Term SOFR+420.16 basis points), 10/15/2034[3,4,8]	1,496,334
1,750,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A, Class D, 8.190% (3-Month Term SOFR+286.16 basis points), 1/15/2030[3,4,8]	1,750,000
1,000,000	Series 2018-28A, Class D, 8.436% (3-Month Term SOFR+311.16 basis points), 4/20/2030[3,4,8]	1,000,396
1,957,506	Series 2017-26A, Class AR, 6.509% (3-Month Term SOFR+118.16 basis points), 10/18/2030[3,4,8]	1,958,905
1,000,000	Neuberger Berman Loan Advisers Euro CLO Series 2021-1X, Class D, 6.888% (3-Month Euribor+300 basis points), 4/17/2034[3,4]	1,069,321
1,500,000	New Mountain CLO Ltd. Series CLO-1A, Class ER, 12.270% (3-Month Term SOFR+694.16 basis points), 10/15/2034[3,4,8]	1,512,838
1,500,000	Series CLO-4A, Class B1, 7.775% (3-Month Term SOFR+245 basis points), 4/20/2036[3,4,8]	1,516,501
1,000,000	Series CLO-5A, Class E, 12.151% (3-Month Term SOFR+685 basis points), 4/20/2036[3,4,8]	1,007,411
2,156,973	Newark BSL CLO Ltd. Series 2016-1A, Class A1R, 6.686% (3-Month Term SOFR+136.16 basis points), 12/21/2029[3,4,8]	2,160,764
750,000	Series 2016-1A, Class DR, 11.836% (3-Month Term SOFR+651.16 basis points), 12/21/2029[3,4,8]	733,866
4,400,000	Nissan Auto Receivables Owner Trust Series 2024-A, Class A3, 5.280%, 12/15/2028[3]	4,417,591
2,500,000	Oak Hill Credit Partners Ltd. Series 2014-10RA, Class D2R, 10.336% (3-Month Term SOFR+501.16 basis points), 4/20/2034[3,4,8]	2,521,340
11

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
41,212	OBX Trust Series 2018-EXP1, Class 2A1, 6.310% (1-Month Term SOFR+96.45 basis points), 4/25/2048[3,4,8]	$41,322
1,187,210	Series 2020-INV1, Class A11, 6.000% (1-Month Term SOFR+101.45 basis points), 12/25/2049[3,4,8]	1,120,134
2,325,607	OCP CLO Ltd. Series 2017-13A, Class A1AR, 6.550% (3-Month Term SOFR+122.16 basis points), 7/15/2030[3,4,8]	2,328,756
2,500,000	Series 2014-6A, Class BR2, 7.217% (3-Month Term SOFR+190 basis points), 10/17/2030[3,4,8]	2,503,526
2,000,000	Series 2014-6A, Class CR, 8.779% (3-Month Term SOFR+346.16 basis points), 10/17/2030[3,4,8]	2,007,386
1,250,000	Series 2017-14A, Class C, 8.187% (3-Month Term SOFR+286.16 basis points), 11/20/2030[3,4,8]	1,251,981
2,000,000	Series 2017-14A, Class D, 11.387% (3-Month Term SOFR+606.16 basis points), 11/20/2030[3,4,8]	2,009,346
3,272,838	Series 2014-5A, Class A1R, 6.666% (3-Month Term SOFR+134.16 basis points), 4/26/2031[3,4,8]	3,277,333
500,000	Series 2020-8RA, Class D, 12.579% (3-Month Term SOFR+726.16 basis points), 1/17/2032[3,4,8]	504,248
4,000,000	Series 2020-18A, Class AR, 6.676% (3-Month Term SOFR+135.16 basis points), 7/20/2032[3,4,8]	4,003,960
1,000,000	Series 2020-18A, Class ER, 12.016% (3-Month Term SOFR+669.16 basis points), 7/20/2032[3,4,8]	1,006,138
1,000,000	Series 2016-12A, Class ER2, 12.477% (3-Month Term SOFR+715 basis points), 4/18/2033[3,4,8]	1,004,489
1,000,000	Series 2021-22A, Class D, 8.686% (3-Month Term SOFR+336.16 basis points), 12/2/2034[3,4,8]	1,005,079
1,000,000	Series 2021-22A, Class E, 12.186% (3-Month Term SOFR+686.16 basis points), 12/2/2034[3,4,8]	1,004,896
1,500,000	Series 2023-30A, Class E, 12.409% (3-Month Term SOFR+709 basis points), 1/24/2037[3,4,8]	1,543,909
4,500,000	Series 2024-31A, Class A1, 6.923% (3-Month Term SOFR+163 basis points), 4/20/2037[3,4,8]	4,521,870
1,500,000	Series 2024-32A, Class D2, 9.050%, 4/23/2037[3,8]	1,526,348
1,750,000	Series 2024-32A, Class E, 12.086% (3-Month Term SOFR+676 basis points), 4/23/2037[3,4,8]	1,777,601
4,000,000	Series 2022-25A, Class A1R, 0.000% (3-Month Term SOFR+142 basis points), 7/20/2037[3,4,8]	4,000,000
1,000,000	Octagon Investment Partners Ltd. Series 2012-1A, Class CRR, 9.490% (3-Month Term SOFR+416.16 basis points), 7/15/2029[3,4,8]	1,004,188
12

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
750,000	Series 2014-1A, Class DRR, 8.336% (3-Month Term SOFR+301.16 basis points), 1/22/2030[3,4,8]	$753,279
1,250,000	Series 2017-1A, Class A2R, 7.036% (3-Month Term SOFR+171.16 basis points), 3/17/2030[3,4,8]	1,249,573
2,500,000	Series 2020-3A, Class AR, 6.736% (3-Month Term SOFR+141.16 basis points), 10/20/2034[3,4,8]	2,501,576
2,750,000	OHA Credit Partners Ltd. Series 2012-7A, Class D2R3, 9.837% (3-Month Term SOFR+451.16 basis points), 2/20/2034[3,4,8]	2,773,224
1,000,000	OSD CLO Ltd. Series 2021-23A, Class D, 8.529% (3-Month Term SOFR+321.16 basis points), 4/17/2031[3,4,8]	1,001,814
1,000,000	Series 2021-23A, Class E, 11.579% (3-Month Term SOFR+626.16 basis points), 4/17/2031[3,4,8]	1,004,723
1,500,000	OZLM Ltd. Series 2014-8A, Class DRR, 11.659% (3-Month Term SOFR+634.16 basis points), 10/17/2029[3,4,8]	1,500,880
2,000,000	Series 2014-6A, Class CT, 8.237% (3-Month Term SOFR+290 basis points), 4/17/2031[3,4,8]	2,000,083
3,586,828	Series 2014-9A, Class A1A4, 6.525% (3-Month Term SOFR+120 basis points), 10/20/2031[3,4,8]	3,588,977
750,000	Series 2019-23A, Class DR, 9.340% (3-Month Term SOFR+401.16 basis points), 4/15/2034[3,4,8]	748,294
874,065	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.420%, 12/22/2026[3,8]	873,557
1,250,000	Post CLO Ltd. Series 2021-1A, Class D, 8.890% (3-Month Term SOFR+356.16 basis points), 10/15/2034[3,4,8]	1,250,436
4,500,000	Series 2022-1A, Class A, 6.705% (3-Month Term SOFR+138 basis points), 4/20/2035[3,4,8]	4,506,231
2,250,000	Series 2022-1A, Class E, 12.075% (3-Month Term SOFR+675 basis points), 4/20/2035[3,4,8]	2,260,846
4,000,000	Series 2023-1A, Class A, 7.275% (3-Month Term SOFR+195 basis points), 4/20/2036[3,4,8]	4,027,140
1,500,000	Series 2023-1A, Class D, 10.575% (3-Month Term SOFR+525 basis points), 4/20/2036[3,4,8]	1,540,451
4,000,000	Series 2024-1A, Class A1, 6.872% (3-Month Term SOFR+160 basis points), 4/20/2037[3,4,8]	4,014,221
1,500,000	PPM CLO Ltd. Series 2019-3A, Class ER, 12.189% (3-Month Term SOFR+687.16 basis points), 4/17/2034[3,4,8]	1,422,971
13

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,000,000	Recette CLO Ltd. Series 2015-1A, Class FRR, 14.056% (3-Month Term SOFR+873.16 basis points), 4/20/2034[3,4,8]	$933,878
1,000,000	Regatta Funding Ltd. Series 2018-4A, Class D, 12.085% (3-Month Term SOFR+676.16 basis points), 10/25/2031[3,4,8]	995,193
1,500,000	Series 2016-1A, Class DR2, 8.686% (3-Month Term SOFR+336.16 basis points), 4/20/2034[3,4,8]	1,508,377
2,000,000	Series 2016-1A, Class A1R2, 6.755% (3-Month Term SOFR+141.16 basis points), 6/20/2034[3,4,8]	2,001,891
2,000,000	Series 2016-1A, Class ER2, 12.005% (3-Month Term SOFR+666.16 basis points), 6/20/2034[3,4,8]	2,001,531
2,438,466	Romark WM-R Ltd. Series 2018-1A, Class A1, 6.616% (3-Month Term SOFR+129.16 basis points), 4/20/2031[3,4,8]	2,441,828
5,795,000	SFS Auto Receivables Securitization Trust Series 2023-1A, Class A3, 5.470%, 10/20/2028[3,8]	5,806,057
2,500,000	Shackleton CLO Ltd. Series 2013-4RA, Class C, 8.460% (3-Month Term SOFR+313.16 basis points), 4/13/2031[3,4,8]	2,489,314
1,000,000	Sound Point CLO Ltd. Series 2017-3A, Class B, 7.536% (3-Month Term SOFR+221.16 basis points), 10/20/2030[3,4,8]	1,005,222
2,000,000	Series 2019-1A, Class DR, 9.086% (3-Month Term SOFR+376.16 basis points), 1/20/2032[3,4,8]	1,925,695
1,500,000	Series 2019-3A, Class DR, 9.085% (3-Month Term SOFR+376.16 basis points), 10/25/2034[3,4,8]	1,432,795
1,000,000	Symphony Static CLO Ltd. Series 2021-1A, Class E1, 10.935% (3-Month Term SOFR+561.16 basis points), 10/25/2029[3,4,8]	992,101
1,064,000	TCI-Symphony CLO Ltd. Series 2017-1A, Class E, 12.040% (3-Month Term SOFR+671.16 basis points), 7/15/2030[3,4,8]	1,034,851
3,096,142	Series 2016-1A, Class AR2, 6.610% (3-Month Term SOFR+128.16 basis points), 10/13/2032[3,4,8]	3,099,030
4,440,000	Tesla Auto Lease Trust Series 2023-A, Class A3, 5.890%, 6/22/2026[3,8]	4,450,527
1,750,000	Series 2024-A, Class A4, 5.310%, 12/20/2027[3,8]	1,745,328
1,000,000	THL Credit Wind River CLO Ltd. Series 2013-2A, Class DR, 8.539% (3-Month Term SOFR+321.16 basis points), 10/18/2030[3,4,8]	999,750
14

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
1,047,669	Series 2014-2A, Class AR, 6.730% (3-Month Term SOFR+140.16 basis points), 1/15/2031[3,4,8]	$1,048,609
2,100,000	TICP CLO Ltd. Series 2016-5A, Class ER, 11.329% (3-Month Term SOFR+601.16 basis points), 7/17/2031[3,4,8]	2,110,466
1,352,216	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	1,350,633
1,522,379	Toyota Lease Owner Trust Series 2023-A, Class A2, 5.300%, 8/20/2025[3,8]	1,521,566
5,750,000	Series 2023-A, Class A3, 4.930%, 4/20/2026[3,8]	5,726,896
4,000,000	TRESTLES CLO Ltd. Series 2017-1A, Class A1RR, 0.000% (3-Month Term SOFR+146 basis points), 7/25/2037[3,4,8]	4,000,000
2,500,000	Series 2018-2A, Class A1R, 6.893% (3-Month Term SOFR+157 basis points), 7/25/2037[3,4,8]	2,506,925
1,150,000	Trinitas CLO Ltd. Series 2022-21A, Class C, 9.525% (3-Month Term SOFR+420 basis points), 1/20/2036[3,4,8]	1,159,830
3,000,000	Series 2024-29A, Class A1, 6.815% (3-Month Term SOFR+149 basis points), 7/23/2037[3,4,8,10]	3,000,000
1,250,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 0.000% (3-Month Term SOFR+285 basis points), 7/20/2032[3,4,8]	1,250,000
1,569,811	Verus Securitization Trust Series 2021-5, Class A1, 1.013%, 9/25/2066[3,8,9]	1,308,444
621,588	Visio Trust Series 2020-1, Class A1, 1.545%, 8/25/2055[3,8,9]	601,242
672,275	VMC Finance LLC Series 2021-HT1, Class A, 7.096% (1-Month Term SOFR+176.45 basis points), 1/18/2037[3,4,8]	660,510
2,000,000	Voya CLO Ltd. Series 2015-1A, Class CR, 7.939% (3-Month Term SOFR+261.16 basis points), 1/18/2029[3,4,8]	1,998,503
1,250,000	Series 2017-1A, Class C, 8.909% (3-Month Term SOFR+359.16 basis points), 4/17/2030[3,4,8]	1,253,697
784,198	Series 2017-2A, Class A1R, 6.570% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,8]	784,982
1,000,000	Series 2013-1A, Class CR, 8.540% (3-Month Term SOFR+321.16 basis points), 10/15/2030[3,4,8]	1,001,808
1,000,000	Series 2014-1A, Class CR2, 8.389% (3-Month Term SOFR+306.16 basis points), 4/18/2031[3,4,8]	999,572
15

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
2,000,000	Series 2013-2A, Class CR, 8.335% (3-Month Term SOFR+301.16 basis points), 4/25/2031[3,4,8]	$1,992,209
1,500,000	Series 2018-3A, Class CR2, 7.679% (3-Month Term SOFR+235 basis points),10/15/2031[3,4,8]	1,498,056
2,500,000	Series 2016-3A, Class CR, 8.839% (3-Month Term SOFR+351.16 basis points), 10/18/2031[3,4,8]	2,465,630
4,000,000	Series 2015-3A, Class A1R3, 6.475% (3-Month Term SOFR+115 basis points), 10/20/2031[3,4,8]	4,011,763
1,000,000	Series 2019-4A, Class ER, 12.300% (3-Month Term SOFR+697.16 basis points), 1/15/2035[3,4,8]	987,543
1,500,000	Series 2022-1A, Class E, 12.795% (3-Month Term SOFR+747 basis points), 4/20/2035[3,4,8]	1,507,198
1,250,000	Series 2022-3A, Class ER, 13.325% (3-Month Term SOFR+800 basis points), 10/20/2036[3,4,8]	1,305,730
1,750,000	Voya Euro CLO DAC Series 1X, Class B2NE, 2.100%, 10/15/2030[3]	1,764,393
371,937	Wind River CLO Ltd. Series 2013-1A, Class A1RR, 6.566% (3-Month Term SOFR+124.16 basis points), 7/20/2030[3,4,8]	372,203
2,692,583	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	2,636,155
348,740	World Omni Select Auto Trust Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	345,900
3,765,631	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	3,767,393
	TOTAL ASSET-BACKED SECURITIES (Cost $487,420,755)	488,667,646
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
1,250,000	Alen Mortgage Trust Series 2021-ACEN, Class A, 6.593% (1-Month Term SOFR+126.45 basis points), 4/15/2034[4,8]	1,141,164
2,550,000	BBCMS Mortgage Trust Series 2019-BWAY, Class A, 6.399% (1-Month Term SOFR+107.05 basis points), 11/15/2034[4,8]	1,797,750
2,000,000	Series 2019-BWAY, Class D, 7.603% (1-Month Term SOFR+227.45 basis points), 11/15/2034[4,8]	42,000
2,650,000	Series 2020-BID, Class A, 7.583% (1-Month Term SOFR+225.45 basis points), 10/15/2037[4,8]	2,649,653
3,025,000	BFLD Trust Series 2021-FPM, Class A, 7.043% (1-Month Term SOFR+171.45 basis points), 6/15/2038[3,4,8]	3,027,356
16

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
3,000,000	BPR Trust Series 2022-OANA, Class A, 7.227% (1-Month Term SOFR+189.8 basis points), 4/15/2037[4,8]	$3,004,749
1,000,000	Series 2021-WILL, Class B, 8.443% (1-Month Term SOFR+311.45 basis points), 6/15/2038[4,8]	1,000,986
2,000,000	BX Trust Series 2022-CLS, Class A, 5.760%, 10/13/2027[8]	1,980,326
1,250,000	COMM Mortgage Trust Series 2018-HCLV, Class A, 6.625% (1-Month Term SOFR+129.6 basis points), 9/15/2033[3,4,8]	1,164,965
205,813	CORE Mortgage Trust Series 2019-CORE, Class B, 6.476% (1-Month Term SOFR+114.7 basis points), 12/15/2031[4,8]	199,783
750,000	CSMC Series 2020-FACT, Class B, 7.693% (1-Month Term SOFR+236.45 basis points), 10/15/2037[4,8]	704,797
2,841,188	DBUBS Mortgage Trust Series 2011-LC3A, Class PM1, 4.452%, 5/10/2044[3,8]	2,525,657
648,560	Fannie Mae Grantor Trust Series 2004-T5, Class AB4, 4.676%, 5/28/2035[3,9]	627,105
3,103,357	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,8]	2,537,950
21,306	Mellon Residential Funding Series 1999-TBC3, Class A2, 6.009%, 10/20/2029[3,9]	21,340
2,880,000	NYO Commercial Mortgage Trust Series 2021-1290, Class A, 6.538% (1-Month Term SOFR+120.95 basis points), 11/15/2038[4,8]	2,771,073
1,500,000	Regatta Funding Ltd. Series 2018-3A, Class DR, 8.133% (3-Month Term SOFR+280 basis points), 10/25/2031[3,4,8]	1,500,020
1,575,000	Worldwide Plaza Trust Series 2017-WWP, Class F, 3.715%, 11/10/2036[8,9]	120,133
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $31,829,556)	26,816,807
	CORPORATE — 16.1%
	BASIC MATERIALS — 0.6%
1,720,000	H.B. Fuller Co. 4.250%, 10/15/2028[3]	1,629,688
1,309,000	Nucor Corp. 3.950%, 5/23/2025	1,291,369
1,175,000	SCIL USA Holdings LLC 5.375%, 11/1/2026[3,8]	1,137,432
17

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	BASIC MATERIALS (Continued)
1,671,000	Sherwin-Williams Co. 4.250%, 8/8/2025	$1,649,340
		5,707,829
	COMMUNICATIONS — 1.1%
2,155,000	Global Switch Finance B.V. 1.375%, 10/7/2030[3]	2,097,724
2,064,000	Match Group, Inc. 4.625%, 6/1/2028[3,8]	1,933,611
1,425,000	Matterhorn Telecom S.A. 3.125%, 9/15/2026[3]	1,488,281
2,300,000	Meta Platforms, Inc. 4.600%, 5/15/2028[3]	2,290,986
2,219,000	Verizon Communications, Inc. 6.115% (SOFR Index+79 basis points), 3/20/2026[4]	2,235,920
		10,046,522
	CONSUMER, CYCLICAL — 3.2%
2,590,000	7-Eleven, Inc. 0.950%, 2/10/2026[3,8]	2,412,585
1,505,000	Air Canada 3.875%, 8/15/2026[3,5,8]	1,433,230
4,275,000	American Honda Finance Corp. 6.050% (SOFR Rate+71 basis points), 1/9/2026[4]	4,292,763
3,000,000	Carnival PLC 1.000%, 10/28/2029[3]	2,630,542
1,275,000	Everi Holdings, Inc. 5.000%, 7/15/2029[3,8]	1,255,098
1,225,000	Ford Motor Credit Co. LLC 4.271%, 1/9/2027[3]	1,180,795
1,378,000	General Motors Financial Co., Inc. 5.960% (SOFR Rate+62 basis points), 10/15/2024[4]	1,378,570
2,019,000	6.380% (SOFR Rate+104 basis points), 2/26/2027[4]	2,023,456
1,200,000	2.400%, 10/15/2028[3]	1,060,933
2,245,000	Hyatt Hotels Corp. 1.800%, 10/1/2024[3]	2,221,448
240,000	5.250%, 6/30/2029[3]	238,101
2,446,000	Hyundai Capital America 2.750%, 9/27/2026[8]	2,307,488
1,679,000	International Game Technology PLC 6.250%, 1/15/2027[3,5,8]	1,685,536
18

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, CYCLICAL (Continued)
1,161,000	Mileage Plus Holdings LLC/ Mileage Plus Intellectual Property Assets Ltd. 6.500%, 6/20/2027[3,8]	$1,164,240
1,750,000	Papa John's International, Inc. 3.875%, 9/15/2029[3,8]	1,550,113
930,000	Toyota Motor Credit Corp. 6.227% (SOFR Index+89 basis points), 5/18/2026[4]	937,788
1,340,000	ZF North America Capital, Inc. 6.875%, 4/14/2028[3,8]	1,367,076
		29,139,762
	CONSUMER, NON-CYCLICAL — 3.8%
2,100,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. 6.125%, 10/15/2026[3,5,8]	2,075,363
2,000,000	Amgen, Inc. 5.250%, 3/2/2025	1,996,266
2,000,000	Ashtead Capital, Inc. 4.375%, 8/15/2027[3,8]	1,927,184
1,274,000	Baxter International, Inc. 5.777% (SOFR Index+44 basis points), 11/29/2024[4]	1,273,289
2,337,000	Biogen, Inc. 4.050%, 9/15/2025[3]	2,295,635
1,652,000	Block, Inc. 6.500%, 5/15/2032[3,8]	1,676,185
1,723,000	Coty, Inc. 5.000%, 4/15/2026[3,8]	1,701,601
1,949,000	Elevance Health, Inc. 2.375%, 1/15/2025[3]	1,915,604
2,965,000	Haleon UK Capital PLC 3.125%, 3/24/2025[5]	2,911,698
1,115,000	IQVIA, Inc. 5.000%, 5/15/2027[3,8]	1,088,852
1,000,000	2.250%, 3/15/2029[3]	972,639
2,915,000	McKesson Corp. 1.300%, 8/15/2026[3]	2,690,501
1,720,000	Mondelez International Holdings Netherlands B.V. 1.250%, 9/24/2026[3,5,8]	1,573,652
2,250,000	Moody's Corp. 3.750%, 3/24/2025[3]	2,219,978
3,575,000	PepsiCo, Inc. 5.738% (SOFR Index+40 basis points), 11/12/2024[4]	3,578,071
2,320,000	Pfizer Investment Enterprises Pte Ltd. 4.450%, 5/19/2026[3,5]	2,291,172
19

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,200,000	Prime Security Services Borrower LLC / Prime Finance, Inc. 3.375%, 8/31/2027[3,8]	$1,111,326
1,000,000	Roche Holdings, Inc. 5.900% (SOFR Rate+56 basis points), 3/10/2025[4,8]	1,001,936
750,000	Stryker Corp. 3.375%, 11/1/2025[3]	730,256
		35,031,208
	ENERGY — 1.5%
2,245,000	NextEra Energy Partners LP 2.500%, 6/15/2026[8,11]	2,056,988
1,400,000	NGPL PipeCo LLC 4.875%, 8/15/2027[3,8]	1,370,099
2,925,000	ONEOK, Inc. 5.000%, 3/1/2026[3]	2,902,290
1,923,000	Rockies Express Pipeline LLC 3.600%, 5/15/2025[3,8]	1,879,140
1,715,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.000%, 3/1/2027[3,8]	1,691,728
2,400,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[3,5]	2,381,498
1,085,000	6.848% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	1,085,484
		13,367,227
	FINANCIAL — 0.7%
794,000	American Express Co. 6.264% (SOFR Index+93 basis points), 3/4/2025[3,4]	796,070
2,247,000	Avolon Holdings Funding Ltd. 5.750%, 11/15/2029[3,5,8]	2,234,149
1,330,000	Macquarie Airfinance Holdings Ltd. 6.400%, 3/26/2029[3,5,8]	1,353,449
590,000	Metropolitan Life Global Funding I 4.050%, 8/25/2025[8]	582,076
1,410,000	Nasdaq, Inc. 5.650%, 6/28/2025	1,410,822
		6,376,566
	INDUSTRIAL — 2.1%
625,000	Advanced Drainage Systems, Inc. 5.000%, 9/30/2027[3,8]	611,826
1,000,000	BAE Systems Holdings, Inc. 3.800%, 10/7/2024[8]	994,466
20

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL (Continued)
2,300,000	Brambles USA, Inc. 4.125%, 10/23/2025[3,8]	$2,256,238
1,810,000	Caterpillar Financial Services Corp. 5.797% (SOFR Rate+46 basis points), 2/27/2026[4]	1,815,100
1,475,000	5.860% (SOFR Rate+52 basis points), 5/14/2027[4]	1,479,934
1,376,000	GFL Environmental, Inc. 5.125%, 12/15/2026[3,5,8]	1,363,926
4,265,000	John Deere Capital Corp. 5.780% (SOFR Rate+44 basis points), 3/6/2026[4]	4,275,496
1,015,000	MasTec, Inc. 4.500%, 8/15/2028[3,8]	968,764
580,000	Republic Services, Inc. 0.875%, 11/15/2025[3]	545,508
1,485,000	Sealed Air Corp. 4.000%, 12/1/2027[3,8]	1,397,709
1,013,000	Silgan Holdings, Inc. 1.400%, 4/1/2026[3,8]	939,785
1,295,000	Smyrna Ready Mix Concrete LLC 6.000%, 11/1/2028[3,8]	1,266,563
1,000,000	Standard Industries, Inc. 2.250%, 11/21/2026[3]	1,014,311
		18,929,626
	TECHNOLOGY — 1.2%
2,205,000	ASGN, Inc. 4.625%, 5/15/2028[3,8]	2,084,481
2,720,000	Cadence Design Systems, Inc. 4.375%, 10/15/2024[3]	2,707,426
2,779,000	Fortinet, Inc. 1.000%, 3/15/2026[3]	2,580,938
1,557,000	Leidos, Inc. 3.625%, 5/15/2025[3]	1,529,703
1,860,000	Oracle Corp. 2.650%, 7/15/2026[3]	1,763,198
		10,665,746
	UTILITIES — 1.9%
2,391,000	AES Corp. 1.375%, 1/15/2026[3]	2,241,672
2,325,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	2,299,720
21

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	UTILITIES (Continued)
3,000,000	CenterPoint Energy, Inc. 1.450%, 6/1/2026[3]	$2,788,644
775,000	Drax Finco PLC 5.875%, 4/15/2029[3]	835,739
2,412,000	Georgia Power Co. 2.200%, 9/15/2024[3]	2,393,792
3,225,000	NextEra Energy Capital Holdings, Inc. 4.950%, 1/29/2026	3,207,450
890,000	6.103% (SOFR Index+76 basis points), 1/29/2026[4]	892,381
250,000	Southern Power Co. 0.900%, 1/15/2026[3]	233,108
2,025,000	WEC Energy Group, Inc. 4.750%, 1/9/2026[3]	2,003,987
		16,896,493
	TOTAL CORPORATE (Cost $146,201,505)	146,160,979
	U.S. GOVERNMENT — 18.5%
9,000,000	United States Treasury Bill 1.758%, 7/2/2024	8,998,686
14,000,000	4.357%, 7/11/2024	13,979,602
10,000,000	4.955%, 8/8/2024	9,944,740
2,000,000	5.055%, 8/15/2024	1,986,934
9,000,000	5.174%, 9/5/2024	8,914,095
10,000,000	5.233%, 10/1/2024	9,866,980
9,000,000	5.234%, 10/17/2024	8,859,600
9,000,000	5.258%, 11/14/2024	8,824,806
9,000,000	5.284%, 11/29/2024	8,806,905
10,000,000	5.286%, 12/5/2024	9,776,280
40,000,000	United States Treasury Note 4.000%, 1/15/2027	39,424,200
39,500,000	4.000%, 1/31/2029	38,899,008
	TOTAL U.S. GOVERNMENT (Cost $168,821,579)	168,281,836
	TOTAL BONDS (Cost $834,273,395)	829,927,268
22

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.9%
8,207,703	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.12%[12,13]	$8,207,703
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,207,703)	8,207,703
	TOTAL INVESTMENTS — 101.0% (Cost $920,535,932)	916,500,820
	Liabilities in Excess of Other Assets — (1.0)%	(9,518,343)
	TOTAL NET ASSETS — 100.0%	$906,982,477

EUR – Euro

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	All or a portion of the loan is unfunded.
[7]	Denotes investments purchased on a when-issued or delayed delivery basis.
[8]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $445,994,023 which represents 49.17% of total net assets of the Fund.
[9]	Variable rate security.
[10]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[11]	Convertible security.
[12]	All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $420,479, which represents 0.05% of total net assets of the Fund.
[13]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

23

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
(30)	U.S. 10 Year Treasury Note	Sep 2024	$(3,299,531)	$(45,469)

TOTAL FUTURES CONTRACTS			$(3,299,531)	$(45,469)

See accompanying Notes to Financial Statements.

24

Palmer Square Income Plus Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At June 30, 2024	Unrealized Appreciation (Depreciation)
Euro	JP Morgan	EUR per USD	7/10/2024	(5,296,250)	$(5,752,543)	$(5,675,145)	$77,398
Euro	JP Morgan	EUR per USD	7/24/2024	(12,900,000)	(13,848,377)	(13,832,624)	15,753
Euro	JP Morgan	EUR per USD	9/12/2024	(4,200,000)	(4,556,508)	(4,514,694)	41,814
Euro	JP Morgan	EUR per USD	9/24/2024	(902,500)	(969,399)	(970,699)	(1,300)
Euro	JP Morgan	EUR per USD	9/25/2024	(855,000)	(918,434)	(919,655)	(1,221)
					(26,045,261)	(25,912,817)	132,444
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(26,045,261)	$(25,912,817)	$132,444

EUR – Euro

See accompanying Notes to Financial Statements.

25

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2024

Principal Amount[1]		Value
	BANK LOANS — 2.1%
222,882	Berry Global, Inc. 7.191% (1-Month Term SOFR+175 basis points), 7/2/2029[2,3,4]	$223,267
245,040	Citadel Securities LP 7.579% (1-Month Term SOFR+225 basis points), 7/29/2030[2,3,4]	246,020
250,000	Hilton Domestic Operating Co., Inc. 7.095% (1-Month Term SOFR+175 basis points), 11/8/2030[2,3,4]	250,537
247,442	KFC Holding Co. 7.196% (1-Month Term SOFR+175 basis points), 3/15/2028[2,3,4]	247,708
250,000	Match Group, Inc. 7.244% (1-Month Term SOFR+175 basis points), 2/16/2027[2,3,4]	250,000
107,319	SkyMiles IP Ltd. 8.558% (3-Month Term SOFR+375 basis points), 10/20/2027[2,3,4,5]	110,044
244,888	Trans Union LLC 7.179% (1-Month Term SOFR+185 basis points), 6/24/2031[2,3,4]	244,975
233,951	Vistra Operations Co. LLC 0.000% (1-Month Term SOFR+175 basis points), 12/31/2025[2,3,4]	234,403
	TOTAL BANK LOANS (Cost $1,786,901)	1,806,954
	BONDS — 81.1%
	ASSET-BACKED SECURITIES — 58.6%
597,685	Ally Auto Receivables Trust Series 2023-1, Class A2, 5.760%, 11/15/2026[3]	598,022
1,100,000	American Express Credit Account Master Trust Series 2021-1, Class A, 0.900%, 11/15/2026[3]	1,080,842
632,390	AMMC CLO 15 Ltd Series 2014-15A, Class AR3, 6.710% (3-Month Term SOFR+138.16 basis points), 1/15/2032[3,4,6]	632,660
764,859	Apidos CLO XV Series 2013-15A, Class A1RR, 6.596% (3-Month Term SOFR+127.16 basis points), 4/20/2031[3,4,6]	765,349
897,750	Ares CLO Ltd. Series 2016-40A, Class A1RR, 6.460% (3-Month Term SOFR+113.16 basis points), 1/15/2029[3,4,6]	898,473
1,000,000	Bain Capital Credit CLO 2019-2 Series 2019-2A, Class AR, 6.679% (3-Month Term SOFR+136.16 basis points), 10/17/2032[3,4,6]	1,000,585
1,063,246	BlueMountain Fuji U.S. Clo I Ltd. Series 2017-1A, Class A1R, 6.566% (3-Month Term SOFR+124.16 basis points), 7/20/2029[3,4,6]	1,063,299
727,667	BlueMountain Fuji U.S. CLO II Ltd. Series 2017-2A, Class A1AR, 6.586% (3-Month Term SOFR+126.16 basis points), 10/20/2030[3,4,6]	728,577
26

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
352,928	Capital One Prime Auto Receivables Trust Series 2021-1, Class A3, 0.770%, 9/15/2026[3]	$344,607
1,251,232	Carbone Clo Ltd. Series 2017-1A, Class A1, 6.726% (3-Month Term SOFR+140.16 basis points), 1/20/2031[3,4,6]	1,252,302
950,855	Carlyle U.S. CLO, Ltd. Series 2017-1A, Class A1R, 6.586% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,6]	951,680
381,998	CarMax Auto Owner Trust Series 2023-1, Class A2A, 5.230%, 1/15/2026[3]	381,866
294,693	Series 2021-2, Class A3, 0.520%, 2/17/2026[3]	291,611
1,283,128	CBAM 2018-6 Ltd. Series 2018-6A, Class A1R, 6.860% (3-Month Term SOFR+153.16 basis points), 1/15/2031[3,4,6]	1,284,294
214,469	CIFC Funding Ltd. Series 2015-3A, Class AR, 6.458% (3-Month Term SOFR+113.16 basis points), 4/19/2029[3,4,6]	214,608
803,284	Series 2018-1A, Class A, 6.589% (3-Month Term SOFR+126.16 basis points), 4/18/2031[3,4,6]	804,084
409,445	Series 2013-3RA, Class A1, 6.565% (3-Month Term SOFR+124.16 basis points), 4/24/2031[3,4,6]	409,889
923,956	Series 2018-3A, Class A, 6.689% (3-Month Term SOFR+136.16 basis points), 7/18/2031[3,4,6]	925,078
31,735	Citizens Auto Receivables Trust Series 2024-1, Class A1, 5.616%, 1/15/2025[3,6]	31,737
700,000	Series 2024-1, Class A2A, 5.430%, 10/15/2026[3,6]	699,267
179,892	CNH Equipment Trust Series 2022-C, Class A2, 5.420%, 7/15/2026[3]	179,789
1,161,751	Crestline Denali CLO XIV Ltd. Series 2016-1A, Class AR2, 6.728% (3-Month Term SOFR+140.16 basis points), 10/23/2031[3,4,6]	1,162,890
1,035,000	Dell Equipment Finance Trust Series 2023-1, Class A3, 5.650%, 9/22/2028[3,6]	1,036,057
259,374	DLLAD LLC Series 2023-1A, Class A2, 5.190%, 4/20/2026[3,6]	258,910
926,016	Dryden CLO Ltd. Series 2018-57A, Class A, 6.594% (3-Month Term SOFR+127.16 basis points), 5/15/2031[3,4,6]	926,461
426,955	Dryden Senior Loan Fund Series 2017-47A, Class A1R, 6.570% (3-Month Term SOFR+124.16 basis points), 4/15/2028[3,4,6]	427,375
27

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
644,256	Series 2013-30A, Class AR, 6.404% (3-Month Term SOFR+108.16 basis points), 11/15/2028[3,4,6]	$645,134
403,690	Series 2015-41A, Class AR, 6.560% (3-Month Term SOFR+123.16 basis points), 4/15/2031[3,4,6]	404,089
987,606	Series 2015-40A, Class AR2, 6.472% (3-Month Term SOFR+115 basis points), 8/15/2031[3,4,6]	988,037
272,363	Fifth Third Auto Trust Series 2023-1, Class A2A, 5.800%, 11/16/2026[3]	272,621
237,639	Flatiron CLO Ltd. Series 2017-1A, Class AR, 6.564% (3-Month Term SOFR+124.16 basis points), 5/15/2030[3,4,6]	237,956
1,500,000	Series 2019-1A, Class AR, 6.668% (3-Month USD Libor+108 basis points), 11/16/2034[3,4,6]	1,500,375
179,687	Ford Credit Auto Owner Trust Series 2023-A, Class A2A, 5.140%, 3/15/2026[3]	179,464
650,000	Ford Credit Floorplan Master Owner Trust A Series 2019-4, Class A, 2.440%, 9/15/2026[3]	645,640
737,751	Galaxy CLO Ltd. Series 2013-15A, Class ARR, 6.560% (3-Month Term SOFR+123.16 basis points), 10/15/2030[3,4,6]	738,230
659,458	Series 2015-20A, Class AR, 6.586% (3-Month Term SOFR+126.16 basis points), 4/20/2031[3,4,6]	660,012
1,407,814	Generate CLO Ltd. Series 2A, Class AR, 6.736% (3-Month Term SOFR+141.16 basis points), 1/22/2031[3,4,6]	1,408,521
516,690	Gilbert Park CLO Ltd. Series 2017-1A, Class A, 6.780% (3-Month Term SOFR+145.16 basis points), 10/15/2030[3,4,6]	517,463
750,000	GM Financial Automobile Leasing Trust Series 2024-1, Class A2A, 5.180%, 6/22/2026[3]	748,547
500,000	Series 2024-2, Class A2A, 5.430%, 9/21/2026[3]	500,282
350,000	Series 2024-1, Class A3, 5.090%, 3/22/2027[3]	348,506
3,407	GM Financial Consumer Automobile Receivables Trust Series 2021-1, Class A3, 0.350%, 10/16/2025[3]	3,398
362,233	Series 2020-3, Class A4, 0.580%, 1/16/2026[3]	361,317
405,180	Series 2023-1, Class A2A, 5.190%, 3/16/2026[3]	404,839
749,871	Series 2022-2, Class A3, 3.100%, 2/16/2027[3]	738,175
384,284	Grippen Park CLO Ltd. Series 2017-1A, Class A, 6.846% (3-Month Term SOFR+152.16 basis points), 1/20/2030[3,4,6]	384,666
522,852	Harley-Davidson Motorcycle Trust Series 2023-B, Class A2, 5.920%, 12/15/2026[3]	523,569
28

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued) ASSET-BACKED SECURITIES (Continued)
1,000,000	Hyundai Auto Lease Securitization Trust Series 2023-A, Class A3, 5.050%, 1/15/2026[3,6]	$997,890
474,403	Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.740%, 5/15/2026[3]	466,674
315,238	John Deere Owner Trust Series 2023-A, Class A2, 5.280%, 3/16/2026[3]	314,965
1,040,000	LCM LP Series 18A, Class BR, 7.186% (3-Month Term SOFR+186.16 basis points), 4/20/2031[3,4,6]	1,041,376
349,866	Series 14A, Class AR, 6.626% (3-Month Term SOFR+130.16 basis points), 7/20/2031[3,4,6]	350,197
	OCP CLO Ltd.
946,415	Series 2014-7A, Class A1RR, 6.706% (3-Month Term SOFR+138.16 basis points), 7/20/2029[3,4,6]	947,462
1,000,000	Series 2014-6A, Class BR2, 7.217% (3-Month Term SOFR+190 basis points), 10/17/2030[3,4,6]	1,001,411
895,597	Octagon Investment Partners 31 Ltd. Series 2017-1A, Class ARR, 6.475% (3-Month Term SOFR+115 basis points), 7/20/2030[3,4,6]	897,448
1,000,000	OZLM Ltd. Series 2017-17A, Class A2AR, 6.825% (3-Month Term SOFR+150 basis points), 7/20/2030[3,4,6]	1,002,392
1,000,000	Series 2014-6A, Class B1T, 7.337% (3-Month Term SOFR+200 basis points), 4/17/2031[3,4,6]	1,000,031
349,626	Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.420%, 12/22/2026[3,6]	349,423
1,280,572	Rad CLO Ltd. Series 2018-2A, Class AR, 6.670% (3-Month Term SOFR+134.16 basis points), 10/15/2031[3,4,6]	1,281,654
455,398	Series 2019-3A, Class A, 7.070% (3-Month Term SOFR+174.16 basis points), 4/15/2032[3,4,6]	455,398
699,531	Rockford Tower CLO Ltd. Series 2018-1A, Class A, 6.687% (3-Month Term SOFR+136.16 basis points), 5/20/2031[3,4,6]	700,468
143,276	Symphony Static CLO Ltd. Series 2021-1A, Class A, 6.415% (3-Month Term SOFR+109.16 basis points), 10/25/2029[3,4,6]	143,447
688,206	TICP CLO V 2016-1 Ltd. Series 2016-5A, Class A1R, 6.669% (3-Month Term SOFR+135.16 basis points), 7/17/2031[3,4,6]	688,655
551,925	Toyota Auto Receivables Owner Trust Series 2023-B, Class A2A, 5.280%, 5/15/2026[3]	551,279
29

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	ASSET-BACKED SECURITIES (Continued)
447,759	Toyota Lease Owner Trust Series 2023-A, Class A2, 5.300%, 8/20/2025[3,6]	$447,519
328,236	Voya CLO Ltd. Series 2017-1A, Class A1R, 6.529% (3-Month Term SOFR+121.16 basis points), 4/17/2030[3,4,6]	328,679
448,113	Series 2017-2A, Class A1R, 6.570% (3-Month Term SOFR+124.16 basis points), 6/7/2030[3,4,6]	448,561
642,569	Series 2013-2A, Class A1R, 6.555% (3-Month Term SOFR+123.16 basis points), 4/25/2031[3,4,6]	643,212
2,000,000	Series 2018-3A, Class A1R2, 6.529% (3-Month Term SOFR+120 basis points), 10/15/2031[3,4,6]	2,006,435
800,000	Series 2018-3A, Class CR2, 7.679% (3-Month Term SOFR+235 basis points), 10/15/2031[3,4,6]	798,963
1,000,000	Series 2015-3A, Class A1R3, 6.475% (3-Month Term SOFR+115 basis points), 10/20/2031[3,4,6]	1,002,941
946,510	Wind River CLO Ltd. Series 2014-1A, Class ARR, 6.639% (3-Month Term SOFR+131.16 basis points), 7/18/2031[3,4,6]	947,351
315,291	World Omni Auto Receivables Trust Series 2021-D, Class A3, 0.810%, 10/15/2026[3]	308,683
107,858	World Omni Select Auto Trust Series 2021-A, Class A3, 0.530%, 3/15/2027[3]	106,980
665,082	Series 2023-A, Class A2A, 5.920%, 3/15/2027[3]	665,393
	TOTAL ASSET-BACKED SECURITIES (Cost $50,297,121)	50,456,040
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.7%
747,197	GS Mortgage Securities Corp Trust Series 2012-BWTR, Class A, 2.954%, 11/5/2034[3,6]	611,063
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $757,469)	611,063
	CORPORATE — 9.5% BASIC MATERIALS — 0.1%
120,000	Nucor Corp. 3.950%, 5/23/2025	118,384
	COMMUNICATIONS — 0.1%
70,000	Verizon Communications, Inc. 6.115% (SOFR Index+79 basis points), 3/20/2026[4]	70,534
	CONSUMER, CYCLICAL — 1.5%
275,000	American Honda Finance Corp. 6.050% (SOFR Rate+71 basis points), 1/9/2026[4]	276,143
30

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued) CORPORATE (Continued) CONSUMER, CYCLICAL (Continued)
150,000	6.260% (SOFR Rate+92 basis points), 1/12/2026[4]	$151,032
130,000	General Motors Financial Co., Inc. 5.960% (SOFR Rate+62 basis points), 10/15/2024[4]	130,054
225,000	Lowe's Cos., Inc. 4.000%, 4/15/2025[3]	222,281
400,000	Mercedes-Benz Finance North America LLC 5.200%, 8/3/2026[6]	400,297
90,000	Toyota Motor Credit Corp. 6.227% (SOFR Index+89 basis points), 5/18/2026[4]	90,754
		1,270,561
	CONSUMER, NON-CYCLICAL — 3.3%
265,000	Baxter International, Inc. 5.777% (SOFR Index+44 basis points), 11/29/2024[4]	264,852
356,000	Biogen, Inc. 4.050%, 9/15/2025[3]	349,699
225,000	Cigna Corp. 3.250%, 4/15/2025[3]	221,024
150,000	Diageo Capital PLC 2.125%, 10/24/2024[3,5]	148,355
250,000	Humana, Inc. 4.500%, 4/1/2025[3]	248,240
225,000	McCormick & Co., Inc. 3.150%, 8/15/2024[3]	224,217
225,000	Moody's Corp. 3.750%, 3/24/2025[3]	221,998
360,000	PayPal Holdings, Inc. 1.650%, 6/1/2025[3]	347,465
335,000	PepsiCo, Inc. 5.738% (SOFR Index+40 basis points), 11/12/2024[4]	335,288
275,000	Stryker Corp. 3.500%, 3/15/2026[3]	267,014
250,000	Sysco Corp. 3.750%, 10/1/2025[3]	244,801
		2,872,953
	ENERGY — 0.5%
165,000	TransCanada PipeLines Ltd. 4.875%, 1/15/2026[3,5]	163,728
250,000	6.848% (SOFR Index+152 basis points), 3/9/2026[3,4,5]	250,111
		413,839
31

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	CORPORATE (Continued)
	INDUSTRIAL — 1.4%
250,000	Caterpillar Financial Services Corp. 5.594% (SOFR Rate+27 basis points), 9/13/2024[4]	$250,062
175,000	0.900%, 3/2/2026	163,322
75,000	John Deere Capital Corp. 5.780% (SOFR Rate+44 basis points), 3/6/2026[4]	75,185
340,000	6.119% (SOFR Index+79 basis points), 6/8/2026[4]	342,762
150,000	Packaging Corp. of America 3.650%, 9/15/2024[3]	149,270
225,000	WRKCo, Inc. 3.750%, 3/15/2025[3]	221,897
		1,202,498
	TECHNOLOGY — 1.2%
300,000	International Business Machines Corp. 4.000%, 7/27/2025	295,799
400,000	3.300%, 5/15/2026	386,738
400,000	Oracle Corp. 2.650%, 7/15/2026[3]	379,182
		1,061,719
	UTILITIES — 1.4%
150,000	Avangrid, Inc. 3.150%, 12/1/2024[3]	148,369
280,000	Dominion Energy, Inc. 3.300%, 3/15/2025[3]	275,385
225,000	Eversource Energy 0.800%, 8/15/2025[3]	213,266
125,000	NextEra Energy Capital Holdings, Inc. 4.255%, 9/1/2024	124,607
70,000	4.950%, 1/29/2026	69,619
60,000	6.103% (SOFR Index+76 basis points), 1/29/2026[4]	60,161
300,000	Southern Co. 3.250%, 7/1/2026[3]	288,507
		1,179,914
	TOTAL CORPORATE (Cost $8,228,014)	8,190,402
	U.S. GOVERNMENT — 12.3%
1,250,000	United States Treasury Bill 1.758%, 7/2/2024	1,249,817
32

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

Principal Amount[1]		Value
	BONDS (Continued)
	U.S. GOVERNMENT (Continued)
1,250,000	4.702%, 7/18/2024	$1,246,898
1,250,000	4.824%, 7/25/2024	1,245,641
1,250,000	4.973%, 8/1/2024	1,244,360
1,000,000	4.955%, 8/8/2024	994,474
1,000,000	5.055%, 8/15/2024	993,467
1,750,000	5.119%, 8/22/2024	1,736,807
1,500,000	5.234%, 10/17/2024	1,476,600
400,000	5.284%, 11/29/2024	391,418
	TOTAL U.S. GOVERNMENT (Cost $10,579,911)	10,579,482
	TOTAL BONDS (Cost $69,862,515)	69,836,987

Number of Shares
	SHORT-TERM INVESTMENTS — 12.2%
10,556,032	Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 5.12%[7]	10,556,032
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,556,032)	10,556,032
	TOTAL INVESTMENTS — 95.4% (Cost $82,205,448)	82,199,973
	Other Assets in Excess of Liabilities — 4.6%	3,926,741
	TOTAL NET ASSETS — 100.0%	$86,126,714

[1]	Local currency.
[2]	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[3]	Callable.
[4]	Floating rate security.
[5]	Foreign security denominated in U.S. Dollars.
[6]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $41,450,331 which represents 48.13% of total net assets of the Fund.

33

Palmer Square Ultra-Short Duration Investment Grade Fund

SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2024

[7]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

34

Palmer Square Income Plus Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2024

Assets:
Investments, at value (cost $920,535,932)	$916,500,820
Cash	197,459
Cash held by broker for futures contracts	2,096,852
Cash held by broker for securities sold short and swap contracts	7,554,286
Receivables:
Unrealized appreciation on forward foreign currency exchange contracts	132,444
Investment securities sold	2,188,287
Fund shares sold	1,471,058
Interest	8,541,875
Prepaid expenses	30,033
Total assets	938,713,114

Liabilities:
Foreign currency due to custodian, at value (proceeds $2,892)	2,883
Payables:
Variation margin on futures contracts	45,469
Investment securities purchased	23,825,000
Fund shares redeemed	7,116,482
Advisory fees	371,211
Shareholder servicing fees - Class I (Note 6)	117,185
Fund administration and accounting fees	90,551
Transfer agent fees and expenses	7,984
Custody fees	23,171
Commitment fees payable (Note 12)	39,765
Auditing fees	33,500
Trustees' deferred compensation (Note 3)	27,793
Trustees' fees and expenses	5,900
Chief Compliance Officer fees	2,663
Accrued other expenses	21,080
Total liabilities	31,730,637

Net Assets	$906,982,477

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$927,094,531
Total accumulated earnings (deficit)	(20,112,054)
Net Assets	$906,982,477

Maximum Offering Price per Share:
Class I Shares:
Net assets applicable to shares outstanding	$873,593,905
Shares of beneficial interest issued and outstanding	87,431,135
Offering and redemption price per share	$9.99

Class T Shares:
Net assets applicable to shares outstanding	$33,388,572
Shares of beneficial interest issued and outstanding	3,340,433
Offering and redemption price per share	$10.00

See accompanying Notes to Financial Statements.

35

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2024

Assets:
Investments, at value (cost $82,205,448)	$82,199,973
Cash	-
Cash held at broker for futures contracts	32,924
Cash held at broker for securities sold short	143,329
Receivables:
Investment securities sold	3,036,715
Fund shares sold	242,750
Interest	580,465
Prepaid expenses	12,017
Total assets	86,248,173

Liabilities:
Payables:
Fund shares redeemed	37,706
Advisory fees	12,381
Shareholder servicing fees (Note 6)	600
Fund administration and accounting fees	16,687
Transfer agent fees and expenses	3,001
Custody fees	4,926
Auditing fees	25,300
Trustees' deferred compensation (Note 3)	14,580
Trustees' fees and expenses	688
Chief Compliance Officer fees	653
Commitment fees payable (Note 12)	120
Accrued other expenses	4,817
Total liabilities	121,459
Commitments and contingencies (Note 3)

Net Assets	$86,126,714

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$86,255,738
Total accumulated earnings (deficit)	(129,024)
Net Assets	$86,126,714

Maximum Offering Price per Share:
Net assets applicable to shares outstanding	$86,126,714
Shares of beneficial interest issued and outstanding	4,331,975
Offering and redemption price per share	$19.88

See accompanying Notes to Financial Statements.

36

Palmer Square Income Plus Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2024

Investment Income:
Interest	$58,271,818
Total investment income (loss)	58,271,818

Expenses:
Advisory fees	4,211,016
Shareholder servicing fees - Class I (Note 6)	750,391
Fund administration and accounting fees	595,988
Transfer agent fees and expenses	49,624
Custody fees	42,433
Commitment fees (Note 12)	210,388
Interest on securities sold short	187,417
Brokerage expense	66,374
Registration fees	61,168
Shareholder reporting fees	45,825
Auditing fees	33,761
Trustees' fees and expenses	25,322
Legal fees	20,396
Miscellaneous	13,408
Chief Compliance Officer fees	10,035
Insurance fees	6,863
Net expenses	6,330,409
Net investment income (loss)	51,941,409

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(2,022,776)
Futures contracts	516,123
Securities sold short	1,386,794
Forward contracts	1,044,654
Swap contracts	358,391
Foreign currency transactions	22,200
Net realized gain (loss)	1,305,386
Net change in unrealized appreciation (depreciation) on:
Investments	19,461,415
Futures contracts	(140,782)
Securities sold short	(1,144,160)
Forward contracts	222,112
Foreign currency transactions	(24,207)
Net change in unrealized appreciation (depreciation)	18,374,378
Net realized and unrealized gain (loss)	19,679,764

Net Increase (Decrease) in Net Assets from Operations	$71,621,173

See accompanying Notes to Financial Statements.

37

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2024

Investment Income:
Interest	$4,751,477
Total investment income	4,751,477

Expenses:
Advisory fees	198,198
Shareholder servicing fees (Note 6)	33,495
Fund administration and accounting fees	100,703
Transfer agent fees and expenses	21,127
Custody fees	7,784
Registration fees	29,074
Auditing fees	25,629
Legal fees	17,160
Chief Compliance Officer fees	8,535
Trustees' fees and expenses	9,326
Shareholder reporting fees	3,644
Miscellaneous	5,036
Insurance fees	4,332
Commitment fees (Note 12)	2,341
Total expenses	466,384
Advisory fees (waived) recovered	(67,647)
Net expenses	398,737
Net investment income (loss)	4,352,740

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	55,263
Net realized gain (loss)	55,263
Net change in unrealized appreciation (depreciation) on:
Investments	331,378
Net change in unrealized appreciation (depreciation)	331,378
Net realized and unrealized gain (loss)	386,641

Net Increase (Decrease) in Net Assets from Operations	$4,739,381

See accompanying Notes to Financial Statements.

38

Palmer Square Income Plus Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$51,941,409	$43,611,913
Net realized gain (loss) on investments, futures contracts, securities sold short, swap contracts, forward contracts, and foreign currency	1,305,386	(7,302,849)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, securities sold short, swap contracts, forward contracts, and foreign currency	18,374,378	14,589,667
Net increase (decrease) in net assets resulting from operations	71,621,173	50,898,731

Distributions to Shareholders:
Distributions
Class I	(50,192,395)	(42,994,012)
Class T1	(967,771)	-
Total distributions to shareholders	(51,160,166)	(42,994,012)

Capital Transactions:
Net proceeds from shares sold
Class I	342,164,421	244,342,645
Class T1	980,173	-
Reinvestment of distributions
Class I	42,228,188	35,965,439
Class T1	5,981	-
Cost of shares redeemed
Class I	(308,156,360)	(501,326,712)
Class T1	(2,872,393)	-
Exchanges of shares
Class I	(35,498,902)	-
Class T1	35,498,902	-
Net increase (decrease) in net assets from capital transactions	74,350,010	(221,018,628)

Total increase (decrease) in net assets	94,811,017	(213,113,909)

Net Assets:
Beginning of period	812,171,460	1,025,285,369
End of period	$906,982,477	$812,171,460

Capital Share Transactions:
Shares sold
Class I	34,297,042	25,146,306
Class T1	97,588	-
Shares reinvested
Class I	4,260,640	3,724,219
Class T1	600	-
Shares redeemed
Class I	(30,958,678)	(51,533,118)
Class T1	(286,473)	-
Shares exchanged
Class I	(3,528,718)	-
Class T1	3,528,718	-
Net increase (decrease) in capital share transactions	7,410,719	(22,662,593)

[1]	Class T commenced operations on February 29, 2024.

See accompanying Notes to Financial Statements.

39

Palmer Square Ultra-Short Duration Investment Grade Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$4,352,740	$2,388,246
Net realized gain (loss) on investments, futures contracts, and securities sold short	55,263	(441,047)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, and securities sold short	331,378	438,175
Net increase (decrease) in net assets resulting from operations	4,739,381	2,385,374

Distributions to Shareholders:
Distributions	(4,010,790)	(2,254,913)
Total distributions to shareholders	(4,010,790)	(2,254,913)

Capital Transactions:
Net proceeds from shares sold	38,169,906	70,349,804
Reinvestment of distributions	3,533,322	1,749,214
Cost of shares redeemed	(37,219,766)	(34,087,476)
Net increase (decrease) in net assets from capital transactions	4,483,462	38,011,542

Total increase (decrease) in net assets	5,212,053	38,142,003

Net Assets:
Beginning of period	80,914,661	42,772,658
End of period	$86,126,714	$80,914,661

Capital Share Transactions:
Shares sold	1,917,217	3,568,267
Shares reinvested	178,382	88,931
Shares redeemed	(1,865,306)	(1,728,971)
Net increase (decrease) in capital share transactions	230,293	1,928,227

See accompanying Notes to Financial Statements.

40

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Class I

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.74	$9.67	$10.06	$9.75	$9.87
Income from Investment Operations:
Net investment income (loss)[1,2]	0.60	0.45	0.14	0.16	0.28
Net realized and unrealized gain (loss)	0.24	0.08	(0.40)	0.30	(0.13)
Total from investment operations	0.84	0.53	(0.26)	0.46	0.15

Less Distributions:
From net investment income	(0.59)	(0.46)	(0.13)	(0.15)	(0.27)
From return of capital	-	-	- [3]	-	-
Total distributions	(0.59)	(0.46)	(0.13)	(0.15)	(0.27)

Net asset value, end of period	$9.99	$9.74	$9.67	$10.06	$9.75

Total return[4]	8.78%	5.64%	(2.63)%	4.75%	1.64%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$873,594	$812,171	$1,025,285	$856,244	$625,347

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[5,6]	0.74%	0.88%	0.75%	0.90%	0.82%
After fees waived and expenses absorbed/recovered[5,6]	0.74%	0.88%	0.75%	0.94%	0.85%

Ratio of net investment income (loss) to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	6.04%	4.68%	1.39%	1.64%	2.86%
After fees waived and expenses absorbed/recovered[2]	6.04%	4.68%	1.39%	1.60%	2.83%

Portfolio turnover rate	109%	115%	111%	167%	147%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	Does not include expenses of the investment companies in which the Fund invests.
[6]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.05%, 0.20%, 0.06%, 0.20%, and 0.10% for the fiscal years ended June 30, 2024, 2023, 2022, 2021, and 2020, respectively.

See accompanying Notes to Financial Statements.

41

Palmer Square Income Plus Fund

FINANCIAL HIGHLIGHTS

Class T

Per share operating performance.

For a capital share outstanding throughout each period.

For the Period February 29, 2024* through June 30, 2024
Net asset value, beginning of period	$10.05
Income from Investment Operations:
Net investment income (loss)[1,2]	0.21
Net realized and unrealized gain (loss)	0.02
Total from investment operations	0.23

Less Distributions:
From net investment income	(0.28)
Total distributions	(0.28)

Net asset value, end of period	$10.00

Total return[3]	2.34%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,388

Ratio of expenses to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[4,5]	0.62%[7]
After fees waived and expenses absorbed/recovered[4,5]	0.62%[7]

Ratio of net investment income (loss) to average net assets (including brokerage expense, commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed/recovered[2]	6.27%[7]
After fees waived and expenses absorbed/recovered[2]	6.27%[7]

Portfolio turnover rate	109%[6]

*	Class T commencement of operations.
[1]	Based on average shares outstanding for the period.
[2]	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been higher/lower had expenses not been recovered/waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If brokerage expense, commitment fees, and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.04% for the period ended June 30, 2024.
[6]	Not annualized.
[7]	Annualized.

See accompanying Notes to Financial Statements.

42

Palmer Square Ultra-Short Duration Investment Grade Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended June 30,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.73	$19.68	$20.06	$20.01	$20.05
Income from Investment Operations:
Net investment income (loss)[1]	1.09	0.76	0.10	0.12	0.39
Net realized and unrealized gain (loss)	0.11	(0.09)	(0.35)	0.05	(0.01)
Total from investment operations	1.20	0.67	(0.25)	0.17	0.38
Less Distributions:
From net investment income	(1.05)	(0.62)	(0.13)	(0.12)	(0.42)
Total distributions	(1.05)	(0.62)	(0.13)	(0.12)	(0.42)

Net asset value, end of period	$19.88	$19.73	$19.68	$20.06	$20.01

Total return[2]	6.19% [4]	3.48%	(1.23)%	0.87%	1.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$86,127	$80,915	$42,773	$71,362	$40,687

Ratio of expenses to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed[3,4]	0.59%	0.70%	0.76%	0.67%	0.82%
After fees waived and expenses absorbed[3,4]	0.50%	0.52%	0.53%	0.51%	0.50%

Ratio of net investment income (loss) to average net assets (including commitment fees and interest on securities sold short):
Before fees waived and expenses absorbed	5.40%	3.67%	0.28%	0.44%	1.65%
After fees waived and expenses absorbed	5.49%	3.85%	0.51%	0.60%	1.97%

Portfolio turnover rate	123%	107%	112%	117%	100%

[1]	Based on average shares outstanding for the period.
[2]	Total returns would have been lower had expenses not been waived and absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	If commitment fees and interest on securities sold short had been excluded, the expense ratios would have been lowered by 0.00%, 0.02%, 0.03%, 0.01% and 0.00% for the fiscal years ended June 30, 2024, 2023, 2022, 2021 and 2020, respectively.
[4]	Does not include expenses of the investment companies in which the Fund invests.

See accompanying Notes to Financial Statements.

43

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS

June 30, 2024

Note 1 – Organization

Palmer Square Income Plus Fund (“Income Plus Fund”) and Palmer Square Ultra-Short Duration Investment Grade Fund (“Ultra-Short Duration Investment Grade Fund’’) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Income Plus Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Income Plus Fund commenced operations on February 28, 2014. Effective February 27, 2024, the Fund’s outstanding shares were redesignated as Class I shares. Class T commenced operations on February 29, 2024. Class T shares are available for investment only by clients of the financial intermediaries, institutional investors, and a limited number of other investors approved by the Advisor. Prior to February 28, 2014, the Fund’s only activity was the receipt of a $2,500 investment from principals of the Income Plus Fund’s advisor and a $94,313,788 transfer of shares of the Income Plus Fund in exchange for the net assets of the Palmer Square Opportunistic Investment Grade Plus Trust (“Private Fund I”) and Palmer Square Investment Grade Plus Trust (“Private Fund II”), each a Delaware statutory trust (each a “Private Fund” collectively, the “Private Funds”). This exchange was nontaxable, whereby the Income Plus Fund issued 9,428,446 shares for the net assets of the Private Funds on February 28, 2014. Assets with a fair market value of $94,313,788 consisting of cash, interest receivable and securities of the Private Funds with a fair value of $92,629,439 (identified cost of investments transferred $91,621,375) were the primary assets received by the Income Plus Fund. For financial reporting purposes, assets received and shares issued by the Income Plus Fund were recorded at fair value; however, the cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Income Plus Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Ultra-Short Duration Investment Grade Fund’s primary investment objective is to seek income. A secondary objective is to seek capital appreciation. The Ultra-Short Duration Investment Grade Fund commenced investment operations on October 7, 2016.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Pricing services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

44

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

(b) Bank Loans

The Funds may purchase participations in commercial loans. Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand, representing a potential financial obligation by the Funds in the future. The Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. Commitment fees are processed as a reduction in cost.

In addition, the Funds may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the Fund to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that the Funds are committed to advance additional funds, it will at all-times segregate or "earmark" liquid assets, in an amount sufficient to meet such commitments.

(c) Asset-Backed Securities

Asset-backed securities include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities, and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition, asset-backed securities are not backed by any governmental agency.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Funds invest. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) the Funds may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

45

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

(d) Mortgage-Backed Securities

The Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying residential or commercial mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government. Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of residential or commercial mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but may contain some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates.

(e) Short Sales

Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that they may not always be able to close out a short position at a particular time or at an acceptable price.

46

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

(f) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates and other financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. Upon entering into futures contracts, the Funds bear risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

A futures contract held by the Funds is valued daily at the official settlement price on the exchange on which it is traded. Variation margin does not represent borrowing or a loan by the Funds but is instead a settlement between the Funds and the broker of the amount one would owe the other if the futures contract expired. Upon entering into a futures contract, the Funds deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as cash deposited with broker. Securities deposited as initial margin are designated in the Schedule of Investments. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marked to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. When the contracts are closed or expires, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract.

(g) Swap Agreements and Swaptions

The Funds may enter into credit default swap agreements for investment purposes. A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the Funds. The Funds may be either the buyer or seller in the transaction. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the default event that triggers purchase or other factors. As a seller, the Funds would generally receive an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full face amount of deliverable obligations of the reference obligations that may have little or no value. The notional value will be used to segregate liquid assets for selling protection on credit default swaps. If the Funds were a buyer and no credit event occurs, the Funds would recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference obligation that may have little or no value. The use of swap agreements by the Funds entail certain risks, which may be different from, or possibly greater than, the risks associated with investing directly in the securities and other investments that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with stocks, bonds, and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index, but also of the swap itself, without the benefit of observing the performance of the swap under all the possible market conditions. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment.

47

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

The Funds may also purchase credit default swap contracts in order to hedge against the risk of default of the debt of a particular issuer or basket of issuers, in which case the Funds would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer(s) of the underlying obligation(s) (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve the risk that the seller may fail to satisfy its payment obligations to the Funds in the event of a default. The purchase of credit default swaps involves costs, which will reduce each Fund's return.

The Funds may enter into total return swap contracts for investment purposes. Total return swaps are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or security indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate of the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market, including in cases in which there may be disadvantages associated with direct ownership of a particular security. In a typical total return equity swap, payments made by the Funds or the counterparty are based on the total return of a particular reference asset or assets (such as an equity security, a combination of such securities, or an index). That is, one party agrees to pay another party the return on a stock, basket of stocks, or stock index in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Total return swaps involve not only the risk associated with the investment in the underlying securities, but also the risk of the counterparty not fulfilling its obligations under the agreement.

An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Funds may write (sell) and purchase put and call swaptions. The Funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Funds are hedging its assets or its liabilities. The Funds may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Funds may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Funds anticipate purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Funds’ use of options.

Depending on the terms of the particular option agreement, the Funds will generally incur a greater degree of risk when they write a swaption than they will incur when it purchases a swaption. When the Funds purchase a swaption, they risk losing only the amount of the premium they have paid should they decide to let the option expire unexercised. However, when the Funds write a swaption, upon exercise of the option the Funds will become obligated according to the terms of the underlying agreement.

48

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

(h) Options Contracts

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from options premiums or to reduce overall portfolio risk. When the Funds write or purchases an option, an amount equal to the premium received or paid by the Funds are recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(i) Forward Foreign Currency Exchange Contracts

The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Funds record realized gains or losses at the time the forward contract is settled. Counter parties to these forward contracts are major U.S. financial institutions.

(j) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(k) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

49

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of June 30, 2024, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(l) Distributions to Shareholders

The Funds will make distributions of net investment income quarterly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions, typically in December, are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(m) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Palmer Square Capital Management LLC (the “Advisor”). Under the terms of the Agreement, the Income Plus Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.49% of its average daily net assets and the Ultra-Short Duration Investment Grade Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.25% of its average daily net assets. Prior to November 1, 2019, the Income Plus Fund paid monthly investment advisory fee at the annual rate of 0.55% of the Fund’s average daily net assets. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.75%, 0.60% and 0.50% of the Income Plus Fund Class I shares, Income Plus Fund Class T shares and Ultra-Short Duration Investment Grade Fund’s average daily net assets, respectively. This agreement is in effect until October 31, 2024 and it may be terminated before that date only by the Trust’s Board of Trustees.

For the year ended June 30, 2024, the Advisor waived advisory fees totaling $67,647 for the Ultra-Short Duration Investment Grade Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than dates stated below:

50

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

Ultra-Short Duration Investment Grade Fund

June 30, 2025	$134,708
June 30, 2026	112,254
June 30, 2027	67,647
Total	$314,609

UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended June 30, 2024, are reported on the Statement of Operations.

The Funds have a fee arrangement with its custodian, UMB Bank, n.a., which provides for custody fees to be reduced by earning credits based on cash balances left on deposit with the custodian. For the year ended June 30, 2024, no credits were earned to reduce total fees.

IMST Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended June 30, 2024, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Funds and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended June 30, 2024, are reported on the Statement of Operations.

51

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

Note 4 – Federal Income Taxes

At June 30, 2024, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Cost of investments	$920,559,144	$82,205,611

Gross unrealized appreciation	$6,715,499	$198,723

Gross unrealized depreciation	(10,773,823)	(204,361)

Net unrealized appreciation (depreciation) on investments	$(4,058,324)	$(5,638)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2024, permanent differences in book and tax accounting have been reclassified to Capital and Total accumulated deficit as follows:

	Increase (Decrease)
	Paid-In Capital	Total Accumulated Earnings/(Deficit)
Income Plus Fund	$1,352	$(1,352)
Ultra-Short Duration Investment Grade Fund	(2,686)	2,686

52

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

As of June 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Income Plus Fund	Ultra-Short Duration Investment Grade Fund
Undistributed ordinary income	$409,764	$-
Undistributed long-term gains	-	-
Tax accumulated earnings	409,764	-

Accumulated capital and other losses	(16,433,929)	(108,806)
Unrealized appreciation/(depreciation) on investments and securities sold short	(4,058,324)	(5,638)
Unrealized appreciation/(depreciation) on foreign currency translations, forwards, futures and swaps	(1,772)	-
Unrealized deferred compensation	(27,793)	(14,580)
Total accumulated earnings (deficit)	$(20,112,054)	$(129,024)

The tax character of the distribution paid during the fiscal years ended June 30, 2024 and June 30, 2023, were as follows:

	Income Plus Fund		Ultra-Short Duration Investment Grade Fund
Distribution paid from:	2024	2023	2024	2023
Ordinary income	$51,160,166	$42,994,012	$4,010,790	$2,254,913
Net long-term capital gains	-		-	-
Total taxable distributions	51,160,166	42,994,012	4,010,790	2,254,913
Total distributions paid	$51,160,166	$42,994,012	$4,010,790	$2,254,913

At June 30, 2024, the Funds had capital loss carryforwards, which reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Not Subject to Expiration:
	Short-Term	Long-Term	Total
Income Plus Fund	$-	$16,433,929	$16,433,929
Ultra-Short Duration Investment Grade Fund	-	108,806	108,806

Note 5 – Investment Transactions

For the year ended June 30, 2024, for the Income Plus Fund, purchases and sales of investments, excluding short-term investments, futures contracts, forward contracts and swap contracts were $860,533,776 and $774,433,489, respectively. Securities sold short and short securities covered were $21,234,618 and $61,454,022, respectively, for the same period.

53

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

For the year ended June 30, 2024, for the Ultra-Short Duration Investment Grade Fund, purchases and sales of investments, excluding short-term investments, were $81,752,729 and $78,315,403, respectively.

Note 6 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets attributable to Class I shares serviced by shareholder servicing agents who provide administrative and support services to their customers. Class T shares do not participate in the Shareholder Servicing Plan.

For the year ended June 30, 2024, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2024, in valuing the Funds’ assets carried at fair value:

54

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

Income Plus Fund	Level 1	Level 2	Level 3	Total
Assets
Investments
Bank Loans	$-	$78,365,849	$-	$78,365,849
Bonds
Asset-Backed Securities	-	485,667,646	3,000,000	488,667,646
Commercial Mortgage-Backed Securities	-	26,816,807	-	26,816,807
Corporate*	-	146,160,979	-	146,160,979
U.S. Government	-	168,281,836	-	168,281,836
Short-Term Investments	8,207,703	-	-	8,207,703
Total Investments	$8,207,703	$905,293,117	$3,000,000	$916,500,820
Other Financial Instruments**
Forward Contracts	-	132,444	-	132,444
Total Assets	$8,207,703	$905,425,561	$3,000,000	$916,633,264

Liabilities
Other Financial Instruments**
Futures Contracts	$(45,469)	$-	$-	$(42,469)
Total Liabilities	$(45,469)	$-	$-	$(42,469)

Ultra-Short Duration Investment Grade Fund	Level 1	Level 2	Level 3***	Total
Assets
Investments
Bank Loans	$-	$1,806,954	$-	$1,806,954
Bonds
Asset-Backed Securities	-	50,456,040	-	50,456,040
Commercial Mortgage-Backed Securities	-	611,063	-	611,063
Corporate*	-	8,190,402	-	8,190,402
U.S. Government	-	10,579,482	-	10,579,482
Short-Term Investments	10,556,032	-	-	10,556,032
Total Assets	$10,556,032	$71,643,941	$-	$82,199,973

*	All corporate bonds held in each Fund are Level 2 securities. For a detailed break-out by major sector classification, please refer to the Schedule of Investments for each Fund.
**	Other financial instruments are derivative instruments such as futures contracts and forward contracts. Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.
***	The Funds did not hold any level 3 securities at period end.

55

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Income Plus Fund	Asset-Backed Securities
Balance as of June 30, 2023	$-
Transfers into Level 3	-
Transfers out of Level 3	-
Total gains or losses for the period
Included in earnings (or changes in net assets)	-
Net purchases	3,000,000
Net sales	-
Balance as of June 30, 2024	$3,000,000

Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$-

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

Income Plus Fund
Asset Class	Fair Value at 6/30/2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Asset-Backed Securities	$3,000,000	Market Approach	Precedent Transaction	$100.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 9 – Derivatives and Hedging Disclosures

Derivatives and Hedging requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of June 30, 2024 by risk category are as follows:

56

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$-	$-	$132,444	$-	$132,444
	$-	$-	$132,444	$-	$132,444

	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund
Liabilities
Unrealized depreciation on open futures contracts*	$-	$-	$-	$(45,469)	$(45,469)
	$-	$-	$-	$(45,469)	$(45,469)

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Net unrealized appreciation/depreciation is shown as variation margin as presented on the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended June 30, 2024 are as follows:

	Derivatives not designated as hedging instruments
	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Income Plus Fund Realized Gain (Loss) on Derivatives
Futures contracts	$-	$-	$-	$516,123	$516,123
Forward contracts	-	-	1,044,654	-	1,044,654
Swap contracts	358,391	-	-	-	358,391
	$358,391	$-	$1,044,654	$516,123	$1,919,168

Income Plus Fund Net Change in Unrealized Appreciation (Depreciation) on Derivatives	Credit Contracts	Equity Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Total
Futures contracts	$-	$-	$-	$(140,782)	$(140,782)
Forward contracts	-	-	222,112	-	222,112
	$-	$-	$222,112	$(140,782)	$81,330

57

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

The notional amount and the number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of June 30, 2024 are as follows:

Income Plus Fund
Derivatives not designated as hedging instruments
Futures contracts	Interest rate contracts	Notional amount	$(11,964,242)
Forward contracts	Foreign exchange contracts	Notional amount	(30,157,416)

Note 10 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to each Fund from its counterparties are not fully collateralized contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance.

The Funds did not hold swap contracts at June 30, 2024.

Note 11 – Unfunded Commitments

The Funds may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 2(a) and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities. As of June 30, 2024, the total unfunded amount was 0.20% of the Income Plus Fund’s net assets and the Ultra-Short Duration Investment Grade Fund had no unfunded loan commitments outstanding.

As of June 30, 2024, the Income Plus Fund had the following unfunded loan commitments outstanding:

Loan	Principal	Cost	Value	Unrealized Appreciation/ (Depreciation)
Gates Global LLC	$1,825,000	$1,825,000	$1,830,028	$5,028

Note 12 – Line of Credit

The Funds together with other funds managed by the Advisor (together “Palmer Square Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $75,000,000 with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of the available credit line amount or an amount up to 20% of the adjusted net assets of each Fund. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each fund. Borrowings under this agreement bear interest at the Wall Street Journal Prime rate minus 50bps, with a minimum rate of 6.00%. As compensation for holding the lending commitment available, the Palmer Square Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.25% per annum. The commitment fees for the year ended June 30, 2024 are disclosed in the Statement of Operations. During the year ended June 30, 2024, the Income Plus Fund and the Ultra-Short Duration Investment Grade Fund did not borrow under the line of credit. There was no line of credit payable balance in the Funds at June 30, 2024.

58

Palmer Square Funds

NOTES TO FINANCIAL STATEMENTS - Continued

June 30, 2024

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14 - New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and exchange- traded funds (ETFs) to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Funds have adopted procedures in accordance with the SEC’s rules and form amendments.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 15 – Events Subsequent to Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

59

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Palmer Square Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of June 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Palmer Square Income Plus Fund and Palmer Square Ultra-Short Duration Investment Grade Fund as of June 30, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2024 by correspondence with the custodian, agent banks, and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
August 29, 2024
60

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not Applicable.

(b)	Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	9/9/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/9/2024